UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2014

Date of reporting period: May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND
(THE “FUND”)
(FORMERLY KNOWN AS THE CCM ACTIVE INCOME FUND)

May 31, 2014

1

Dear Shareholder:

On behalf of the Board of Trustees of Community Capital Trust, I am pleased to present the CCM Alternative Income Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2014.

During the Fund’s first full year of operations, it demonstrated compelling performance with high single digit returns, low volatility and monthly distributions. The Fund also exhibited near zero correlation to both the equity (S&P 500) and bond (Barclays Aggregate) markets, which led to positive performance even during the months when those markets had negative returns.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., investment advisor to the Fund, and Badge Investment Partners LLC, sub-advisor to the Fund, and we thank you, our shareholders, particularly those who believed in us since the beginning.
Sincerely,

John Taylor
Chairman, Board of Trustees

2	CCM Alternative Income Fund

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	34
Notice to Shareholders	35
Trustees and Officers	36
Approval of Advisory and Sub-Advisory Agreements	39

3

Manager’s Discussion & Analysis

The CCM Alternative Income Fund (“Fund”) finished its first twelve months of operations earning a total return of 7.24% for the period with a standard deviation (volatility of returns) of 2.45%. The Fund has made monthly distributions and its 30-day SEC yield was 3.56% as of May 31, 2014. These results were in line with the Fund’s goals to produce strong income and returns with lower correlation versus traditional equity and bond market indices.

These results were achieved notwithstanding the double headwinds of growth stocks outperforming value stocks and indiscriminate selling on perceived interest rate sensitive names due to rising interest rates during the first half of the Fund’s fiscal year. During the second half, the Fund’s performance was positively impacted by the momentum shift away from growth stocks to value-oriented stocks and improved stability among interest rate sensitive names.

The Fund’s Beta (or the part of its returns that can be explained by the movement of the overall markets) was near zero to both the equity market (-0.01 relative to the S&P 500) and the bond market (0.11 relative to the Barclays Aggregate Bond Index). Thus, a large portion of the Fund’s returns are explained by Alpha, which is defined as the incremental return of a manager when the market is stationary; in other words, the portfolio management team’s ability to allocate market exposures and select securities regardless of market conditions.

This market independence also manifested itself in the Fund’s near zero correlation to the two major indexes. Non-correlated returns are a goal of many absolute return funds. A recap of the trailing twelve months shows during the five months (June, August, November and December of 2013, and March of 2014) the bond market—or Barclays Aggregate—generated a negative return (total return of -3.14%), the Fund generated a positive return of 2.76% and during the three months (June and August of 2013, and January of 2014) the equity market—or S&P 500—generated a negative return (total return of -7.52%), the Fund returned positive 0.93%.*

We sincerely appreciate the Fund’s investors, whether you joined us day one or day 365. Now that the Fund’s first year is behind it, the investment objectives and strategy have not changed. The Fund’s investment goals and objectives as well as the portfolio management team’s focus remain consistent: deliver low volatility income and returns with a strong measure of capital preservation.

*
The Fund’s benchmark is the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.04% for the twelve months ending May 31, 2014. Returns for the S&P 500 and Barclays Aggregate Bond Indices are shown for comparison purposes.

Return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

4	CCM Alternative Income Fund

Fund Profile May 31, 2014 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2014	Inception to Date
CCM Alternative Income Fund — Institutional Shares	7.24%	7.24%*
Citigroup 3-Month U.S. Treasury Bill Index	0.04%	0.04%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to a broad based index, Citigroup 3-Month U.S. Treasury Bill. The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

Winthrop Realty Trust, 9.25%	4.00%
American Capital Mortgage Investment	3.08%
Green Bay, Redevelopment Authority, 5.90%, 06/01/2037	3.06%
Myrtle Beach, Ser A, 5.90%, 06/01/2039	2.72%
Macquarie Infrastructure	2.65%
District of Columbia, Ser B, 7.63%, 10/01/2035	2.57%
FNMA Multifamily, 5.51%, 07/01/2024	2.46%
Chatham Lodging Trust	2.42%
Yum! Brands	2.28%
FNMA Multifamily, 5.86%, 01/01/2028	2.21%
27.45%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Closed-End Funds	7.67%
Consumer Discretionary	14.19%
Consumer Staples	1.75%
Corporate Bond	0.67%
Energy	8.07%
FGLMC Single Family	0.14%
FHA Project Loans	3.56%
Financials	25.11%
FNMA Multifamily	5.00%
GNMA Multifamily	0.78%
HASC	1.01%
Health Care	2.96%
Industrials	7.43%
Information Technology	5.26%
Materials	4.30%
Money Market Fund	9.95%
Municipal Bonds	25.11%
Telecommunication Services	0.09%
Utilities	1.54%
Liabilities in Excess of Other Assets	(24.59)%
100.00%

**	Excludes securities sold short.

6	CCM Alternative Income Fund

Expenses May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2013 and held for the six-month period ended May 31, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 Through May 31, 2014
Actual	Institutional Shares	$1,000.00	$1,047.20	$14.04
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,011.22	$13.79

*
Expenses are equal to the annualized expense ratio of 2.75%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.72% for the period December 1, 2013 to May 31, 2014.

7

Schedule of Investments May 31, 2014

	Shares	Value
COMMON STOCK - 65.27%
Consumer Discretionary - 14.19%
Cedar Fair (a) (f)	5,269	$274,146
DSW (b)	3,000	75,150
EnerCare (Canada)	22,000	229,678
General Motors (b)	4,000	138,320
Interpublic Group of Companies (b)	7,000	133,840
Jos A Bank Clothiers (c)	600	38,970
LIN Media (c)	1,000	25,140
National CineMedia (f)	20,000	313,400
Regal Entertainment Group (f)	12,500	243,875
RG Barry	300	5,664
Sirius XM Holdings (c)	800	2,624
Six Flags Entertainment (f)	6,000	242,760
Time Warner Cable	303	42,772
Whistler Blackcomb Holdings (c) (Canada)	11,000	166,780
Yum! Brands (f)	4,800	371,088
		2,304,207
Consumer Staples - 1.75%
Anheuser-Busch InBev (b) (d) (f) (Belgium)	2,400	263,808
Susser Holdings (c)	250	19,828
		283,636
Energy - 8.07%
Canadian Oil Sands (f) (Canada)	10,000	210,366
Emerge Energy Services (a) (b)	2,750	261,470
EPL Oil & Gas (c)	750	28,432
Equal Energy	2,000	10,540
Long Run Exploration (Canada)	22,000	111,390
North Atlantic Drilling (b)	30,000	314,700
Susser Petroleum Partners (a) (b) (f)	4,700	221,840
Williams (b) (f)	3,250	152,620
		1,311,358
Financials - 19.67%
American Capital Mortgage Investment (e) (f)	24,500	500,535
American International Group (b) (f)	6,500	351,455
Ares Capital (f)	17,150	295,666
Ares Commercial Real Estate (e) (f)	7,000	87,710
Bank of Commerce (c)	1,500	9,255
Centrix Bank & Trust (c)	800	32,000
Chatham Lodging Trust (e) (f)	17,500	393,750
DFC Global (c)	1,000	9,370
Ellington Financial (a) (b)	2,800	67,004
Hudson City Bancorp	3,600	35,172
MetLife	5,000	254,650
Nicholas Financial	250	3,645
OBA Financial Services (c)	2,000	42,300
OmniAmerican Bancorp	1,000	24,070
PNC Financial Services Group (b) (f)	2,000	170,540
Ryman Hospitality Properties (e) (f)	6,400	295,232
Tower Group International	800	1,720
United Bancorp (c)	1,800	21,690
Wells Fargo (b) (f)	5,000	253,900
Weyerhaeuser (e) (f)	11,000	345,620
		3,195,284

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

Health Care - 2.96%	Shares	Value
Chindex International (c)	1,000	$23,680
Emeritus (c)	2,500	78,200
Forest Laboratories (c)	696	65,967
Nordion (c) (Canada)	800	9,560
Pfizer (f)	9,800	290,374
Questcor Pharmaceuticals (b)	137	12,348
		480,129
Industrials - 7.43%
Aircastle (b) (f)	18,000	302,040
Foster Wheeler	1,800	60,948
Macquarie Infrastructure (b) (f)	7,000	430,360
Pitney Bowes (f)	7,500	207,225
Wabash National (c)	15,000	205,350
		1,205,923
Information Technology - 5.26%
Aeroflex Holding Corp. (c)	500	5,240
Apple (b) (f)	350	221,550
AutoNavi Holdings (c) (d)	500	10,415
Compuware	500	4,950
Oracle (b) (f)	4,100	172,282
QUALCOMM (f)	4,000	321,800
RDA Microelectron (c) (d)	800	13,544
Tokyo Electron (d) (Japan)	4,460	67,390
Ziggo (Netherlands)	800	37,716
		854,887
Materials - 4.31%
International Paper	4,500	214,335
MeadWestvaco (b) (f)	6,000	243,480
Norbord (Canada)	9,000	226,930
PetroLogistics (a)	1,000	14,410
		699,155
Telecommunication Services - 0.09%
Cbeyond (c)	1,000	9,870
NTS (c)	2,400	4,752
		14,622
Utilities - 1.54%
China Hydroelectric (c) (d)	800	2,744
National Fuel Gas (f)	3,300	247,500
		250,244
TOTAL COMMON STOCK
(Cost $9,781,292)		10,599,445

	Principal Amount
MUNICIPAL BONDS - 25.11%
Arizona - 1.03%
Pima County, Industrial Development Authority
7.50%, 12/15/2018 (f)	$165,000	167,455

California - 3.25%
Garden Grove, Unified School District
6.08%, 08/01/2030	235,000	260,791
San Diego County, Regional Airport Authority
5.59%, 07/01/2043 (f)	250,000	267,748
		528,539

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
District of Columbia - 2.56%
District of Columbia
7.63%, 10/01/2035 (f)	$365,000	$416,585

Florida - 3.87%
Florida, Department of Environmental Protection
6.15%, 07/01/2027 (f)	145,000	156,414
Hollywood Beach, Community Development District I
6.13%, 10/01/2039 (f)	220,000	231,902
Orlando, Community Redevelopment Agency, Build America Bond
7.78%, 09/01/2040 (f)	215,000	239,972
		628,288
New Jersey - 1.19%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (f)	175,000	192,997

Ohio - 4.77%
Clermont County, Port Authority
5.75%, 12/01/2033 (f)	250,000	267,700
Montgomery
4.80%, 12/01/2037 (f)	110,000	111,290
Northeastern Ohio Medical University, Build America Bond
6.73%, 12/01/2030 (f)	230,000	243,239
Rocky River City, School District, Build America Bond
6.33%, 12/01/2044 (f)	150,000	152,933
		775,162
Oklahoma - 0.77%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041 (f)	120,000	125,370

South Carolina - 2.72%
Myrtle Beach
5.90%, 06/01/2039 (f)	400,000	441,112

Texas - 1.89%
Austin
5.75%, 11/15/2042	300,000	306,615

Wisconsin - 3.06%
Green Bay, Redevelopment Authority
5.90%, 06/01/2037 (f)	475,000	496,703

TOTAL MUNICIPAL BONDS
(Cost $3,975,969)		4,078,826

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.48%
FGLMC Single Family - 0.14%
1998-2106, 7.90%, 12/15/2028 (g)	106,325	23,006
FHA Project Loans - 3.56%
034-35272, 5.00%, 06/01/2035 (h)	313,369	312,000
Ridgewood Florida, 6.45%, 01/01/2036 (h)	268,097	265,467
		577,467

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Principal Amount	Value
FNMA Multifamily - 5.00%
Pool 464523, 5.51%, 07/01/2024	$371,429	$399,744
Pool 957188, 5.65%, 06/01/2017	47,011	53,088
Pool 464296, 5.86%, 01/01/2028	358,602	358,765
		811,597
GNMA Multifamily - 0.78%
2008-59, 5.78%, 06/16/2032	126,202	127,375
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,528,561)		1,539,445

	Shares
CLOSED-END FUNDS - 7.67%
Apollo Tactical Income Fund (f)	13,000	234,390
Ares Dynamic Credit Allocation Fund	5,000	91,400
BlackRock Build America Bond Trust (f)	15,000	314,250
BlackRock MuniAssets Fund (f)	23,500	302,915
Putnam Managed Municipal Income Trust	42,000	303,240

TOTAL CLOSED-END FUNDS
(Cost $1,220,422)		1,246,195

PREFERRED STOCK - 5.44%
Financials - 5.44%
Goldman Sachs Group (b) (g)	11,770	235,165
Winthrop Realty Trust (e) (f)	24,700	648,869

TOTAL PREFERRED STOCK
(Cost $879,400)		884,034

MORTGAGE-BACKED OBLIGATION - 1.01%
HASC - 1.01%
2005-I1 2A4, 0.54%, 11/25/2035	235,000	163,495
TOTAL MORTGAGE-BACKED OBLIGATION
(Cost $124,773)		163,495

CORPORATE BOND - 0.67%
Salvation Army
5.68%, 09/01/2031 (f)	100,000	108,546
TOTAL CORPORATE BOND
(Cost $101,867)		108,546

SHORT-TERM INVESTMENT - 9.95%
Money Market Fund - 10.01%
Dreyfus Treasury Prime Cash Management, 0.00% (i)	1,615,568	1,615,568
TOTAL SHORT-TERM INVESTMENT
(Cost $1,615,568)		1,615,568

Total Investments (Cost $19,227,852) - 124.60%	$20,235,554
Liabilities in Excess of Other Assets, Net - (24.60)%	(3,994,681)
NET ASSETS - 100.00%	$16,240,873

The accompanying notes are an integral part of the financial statements.

11

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT - (3.85)%
iShares FTSE/Xinhua China 25 Index ETF	(5,000)	$(184,250)
iShares MSCI Brazil Capped ETF	(3,000)	(139,470)
iShares MSCI Emerging Markets ETF	(3,500)	(148,925)
iShares S&P/TSX 60 Index Fund	(7,800)	(152,000)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $591,741)		(624,645)

COMMON STOCK SOLD SHORT - (20.56)%
Consumer Discretionary - (4.01)%
AMC Entertainment Holdings (b)	(5,000)	(113,350)
Comcast	(872)	(45,518)
Container Store Group (c)	(1,500)	(42,990)
Liberty Global (c)	(632)	(27,454)
McDonald's	(2,600)	(263,718)
Media General (c)	(808)	(14,326)
PetSmart (b)	(2,500)	(143,675)
		(651,031)
Consumer Staples - (0.88)%
Sysco	(3,800)	(142,614)

Energy - (1.56)%
AMEC (United Kingdom)	(1,620)	(32,803)
Energy Transfer Partners (a)	(181)	(10,194)
Energy XXI Bermuda	(438)	(9,395)
Exxon Mobil	(2,000)	(201,060)
		(253,452)
Financials - (4.27)%
American Residential Properties (c) (e)	(11,500)	(210,450)
Bank of America	(11,000)	(166,540)
Ellington Financial (a)	(1,800)	(43,074)
Equity Residential (e)	(1,250)	(77,250)
FNB	(3,562)	(43,599)
M&T Bank	(303)	(36,775)
Old National Bancorp	(1,260)	(17,048)
Realty Income (e)	(2,000)	(86,600)
Southside Bancshares	(445)	(11,490)
		(692,826)
Health Care - (0.84)%
Actavis (c) (Ireland)	(230)	(48,654)
Brookdale Senior Living (c)	(2,375)	(78,992)
Mallinckrodt (c) (Ireland)	(122)	(9,487)
		(137,133)
Industrials - (5.95)%
Boeing	(2,000)	(270,500)
Briggs & Stratton	(6,000)	(123,480)
Caterpillar	(1,900)	(194,237)
Deere (b)	(1,300)	(118,521)
Fastenal	(2,000)	(97,500)
Spirit AeroSystems Holdings (b) (c)	(5,000)	(162,250)
		(966,488)
Information Technology - (0.45)%
Applied Materials	(3,623)	(73,148)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Shares	Value
Materials - (2.02)%
AptarGroup	(2,400)	$(159,816)
Scotts Miracle-Gro	(2,800)	(167,860)
		(327,676)
Utilities - (0.58)%
FirstEnergy	(2,800)	(94,696)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $3,256,085)		(3,339,064)

Total Securities Sold Short
(Proceeds $3,847,826)		$(3,963,709)

	Contracts
PURCHASED OPTIONS † (c) - 0.62%
Aircastle Call,
Expires 10/18/2014, Strike Price: $17.50	25	$1,375
Ambac Financial Group Call,
Expires 01/17/2015, Strike Price: $40.00	10	700
Anheuser-Busch InBev Call,
Expires 06/21/2014, Strike Price: $115.00	5	125
Cisco Systems Put,
Expires 06/21/2014, Strike Price: $24.00	40	480
Deere Put,
Expires 06/21/2014, Strike Price: $85.00	10	40
DSW Call,
Expires 06/21/2014, Strike Price: $35.00	15	60
Expires 07/19/2014, Strike Price: $35.00	20	100
Goldman Sachs Group Put,
Expires 07/19/2014, Strike Price: $155.00	50	10,400
Interpublic Group of Companies Call,
Expires 10/18/2014, Strike Price: $19.00	100	14,000
iShares China Large-Cap Put,
Expires 06/21/2014, Strike Price: $33.00	22	44
Expires 07/19/2014, Strike Price: $35.00	40	1,920
iShares iBoxx $ High Yield Corporate Bond Put,
Expires 06/21/2014, Strike Price: $93.00	30	360
Expires 07/19/2014, Strike Price: $93.00	30	1,650
iShares JPMorgan USD Emerg Markets Bond Put,
Expires 06/21/2014, Strike Price: $113.00	20	200
iShares Russell 2000 Put,
Expires 06/21/2014, Strike Price: $100.00	75	450
Expires 06/21/2014, Strike Price: $109.00	30	2,070
Expires 06/21/2014, Strike Price: $108.00	75	3,750
Expires 07/19/2014, Strike Price: $105.00	20	1,760
Expires 06/30/2014, Strike Price: $105.00	150	5,850
Expires 06/30/2014, Strike Price: $111.00	150	22,050
Louisiana-Pacific Call,
Expires 06/21/2014, Strike Price: $15.00	30	600
North Atlantic Drilling Call,
Expires 07/19/2014, Strike Price: $10.00	50	3,000
PowerShares QQQ Put,
Expires 07/19/2014, Strike Price: $85.00	22	792

The accompanying notes are an integral part of the financial statements.

13

	Contracts	Value
PowerShares Senior Loan Port Put,
Expires 07/19/2014, Strike Price: $25.00	100	$3,000
Expires 10/18/2014, Strike Price: $24.00	100	1,000
QEP Resources Call,
Expires 09/20/2014, Strike Price: $30.00	20	5,300
Questcor Pharmaceuticals Put,
Expires 06/21/2014, Strike Price: $75.00	1	159
Rowan Companies Call,
Expires 06/21/2014, Strike Price: $32.00	20	400
SPDR S&P 500 Put,
Expires 06/21/2014, Strike Price: $183.00	15	315
Expires 06/30/2014, Strike Price: $187.00	200	16,200
Spirit AeroSystems Holdings Call,
Expires 07/19/2014, Strike Price: $35.00	20	1,200
Spirit AeroSystems Holdings Put,
Expires 07/19/2014, Strike Price: $30.00	20	500
Wabash National Call,
Expires 07/19/2014, Strike Price: $15.00	30	600

TOTAL PURCHASED OPTIONS
(Cost $174,498)		$100,450

WRITTEN OPTIONS † (c) - (0.57)%
Aircastle Put,
Expires 10/18/2014, Strike Price: $15.00	(25)	$(1,500)
AMC Entertainment Holdings Put,
Expires 06/21/2014, Strike Price: $20.00	(10)	(250)
American International Group Call,
Expires 06/21/2014, Strike Price: $55.00	(10)	(420)
Apple Call,
Expires 06/21/2014, Strike Price: $635.00	(1)	(1,380)
Ellington Financial Call,
Expires 06/21/2014, Strike Price: $22.50	(10)	(1,800)
Emerge Energy Services Call,
Expires 06/21/2014, Strike Price: $80.00	(12)	(18,600)
Expires 06/21/2014, Strike Price: $85.00	(10)	(11,100)
Expires 07/19/2014, Strike Price: $95.00	(5)	(2,900)
General Motors Call,
Expires 06/21/2014, Strike Price: $35.00	(10)	(420)
Goldman Sachs Group Put,
Expires 07/19/2014, Strike Price: $145.00	(50)	(2,600)
Interpublic Group of Companies Call,
Expires 10/18/2014, Strike Price: $21.00	(50)	(3,750)
Interpublic Group of Companies Put,
Expires 10/18/2014, Strike Price: $16.00	(75)	(4,125)
iShares Russell 2000 Put,
Expires 06/21/2014, Strike Price: $98.00	(30)	(150)
Expires 06/21/2014, Strike Price: $104.00	(150)	(2,250)
Expires 06/30/2014, Strike Price: $108.00	(300)	(22,200)
Macquarie Infrastructure Put,
Expires 07/19/2014, Strike Price: $55.00	(40)	(1,000)
MeadWestvaco Call,
Expires 06/21/2014, Strike Price: $40.00	(10)	(1,000)
Oracle Call,
Expires 06/21/2014, Strike Price: $43.00	(10)	(410)

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

	Contracts	Value
PetSmart Put,
Expires 06/21/2014, Strike Price: $55.00	(8)	$(168)
PNC Financial Services Group Call,
Expires 07/19/2014, Strike Price: $87.50	(10)	(870)
QEP Resources Call,
Expires 09/20/2014, Strike Price: $35.00	(20)	(1,300)
QEP Resources Put,
Expires 09/20/2014, Strike Price: $30.00	(25)	(2,500)
SPDR S&P 500 Put,
Expires 06/30/2014, Strike Price: $181.00	(200)	(5,800)
Susser Petroleum Partners Call,
Expires 06/21/2014, Strike Price: $45.00	(10)	(3,100)
Wells Fargo Call,
Expires 06/21/2014, Strike Price: $50.00	(10)	(1,100)
Expires 07/19/2014, Strike Price: $52.50	(10)	(380)
Williams Call,
Expires 06/21/2014, Strike Price: $45.00	(10)	(2,120)

TOTAL WRITTEN OPTIONS
(Premiums Received $104,423)		$(93,193)

†
For the fiscal year ended May 31, 2014, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at May 31, 2014, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
Canadian Currency	(2)	Jun-2014	$(4,735)
NASDAQ 100 E-MINI	(8)	Jun-2014	(24,807)
NASDAQ 100 E-MINI	(1)	Sep-2014	(277)
Russell 2000 Index E-MINI	(9)	Jun-2014	31,140
S&P 500 Index E-MINI	(16)	Jun-2014	(42,085)
U.S. 10-Year Treasury Note	(18)	Jun-2014	(40,186)
U.S. 10-Year Treasury Note	(3)	Sep-2014	182
U.S. 5-Year Treasury Note	(7)	Jul-2014	(8,636)
U.S. Long Treasury Note	(12)	Jun-2014	(56,113)
U.S. Long Treasury Note	(2)	Sep-2014	872
			$(144,645)

‡
For the fiscal year ended May 31, 2014, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

15

(a)	Security considered to be a Master Limited Partnership. At May 31, 2014, these securities amounted to $785,602 or 4.84% of net assets.
(b)	Underlying security for a written/purchased option.
(c)	Non-income producing security.
(d)	ADR - American Depositary Receipt
(e)	REIT - Real Estate Investment Trust
(f)	All or a portion of this security has been committed as collateral for open short positions.
(g)	Variable rate security. The coupon rate shown is the effective rate as of May 31, 2014.
(h)
Securities for which market quotations are not readily available are valued at fair value, as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2014 is $577,467, which represents 3.56% of total net assets.

(i)	The rate shown is the 7-day effective yield as of May 31, 2014.

ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
FTSE — Financial Times Stock Exchange
GNMA — Government National Mortgage Association
HASC — HSI Asset Securitization Corporation Trust
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statement of Assets and Liabilities as of May 31, 2014

Assets:
Investments, at fair value (identified cost — $19,227,852)	$20,235,554
Due from broker	260,869
Foreign currency, at value (cost — $87,863)	88,574
Receivables:
Investment securities sold	500,484
Dividends and interest	122,395
Capital shares sold	67,911
Variation margin	11,029
Due from Advisor	4,847
Options purchased, at value (cost — $174,498)	100,450
Deferred Offering costs	288
Prepaid expenses	14,755
Total Assets	$21,407,156
Liabilities:
Payables:
Securities sold short (proceeds — $3,847,826)	$3,963,709
Investment securities purchased	1,024,640
Dividends on securities sold short	14,642
Distributions to Shareholders	9,647
Capital shares redeemed	6,172
Variation margin	3,157
Stock loan fees	2,881
Shareholder servicing fees	2,336
Administration fees	2,123
Chief Compliance Officer fees	511
Trustees' fees	13
Options written, at value (premiums received — $104,423)	93,193
Other accrued expenses	43,259
Total Liabilities	$5,166,283
Net Assets:	$16,240,873
Net Assets consist of:
Paid-in capital	$15,758,680
Undistributed net investment income	4,676
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(207,615)
Net unrealized appreciation on investments and securities sold short	891,819
Net unrealized depreciation options	(62,818)
Net unrealized depreciation on futures contracts	(144,645)
Net unrealized appreciation on foreign currency translation	776
Net Assets	$16,240,873
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 1,545,990 shares outstanding)	$16,240,873
Net Asset Value, offering and redemption price per share —
Institutional Shares	$10.51

The accompanying notes are an integral part of the financial statements.

17

Statement of Operations for the year ended May 31, 2014

Investment Income:
Dividends	$250,994
Interest	160,984
Less: Foreign Taxes Withheld	(3,006)
Total investment income	408,972
Expenses:
Investment advisory fees	80,969
Shareholder servicing fees	16,194
Dividend expense on securities sold short	59,111
Offering costs	49,712
Prime Broker fees	45,469
Professional fees	42,217
Accounting and administration fees	24,988
Custodian fees	19,766
Chief Compliance Officer fees	16,214
Registration and filing expenses	10,308
Printing fees	5,900
Trustees' fees	1,207
Transfer agent fees	736
Other	3,534
Total expenses	376,325
Less:
Investment advisory fee waiver	(80,969)
Reimbursement from advisor	(61,026)
Net expenses	234,330
Net investment income	174,642
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	332,685
Net realized loss on investment securities sold short	(302,951)
Net realized loss on futures contracts	(157,078)
Net realized loss on options	(58,546)
Net realized gain on foreign currency transactions	439
Net realized loss	(185,451)
Net change in unrealized appreciation (depreciation) on investments	1,007,702
Net change in unrealized appreciation (depreciation) on securities sold short	(115,883)
Net change in unrealized appreciation (depreciation) on futures contracts	(144,645)
Net change in unrealized appreciation (depreciation) on options	(62,818)
Net change in unrealized appreciation (depreciation) on foreign currency translation	776
Net change in unrealized appreciation (depreciation)	685,132
Net realized and unrealized gain	499,681
Net increase in net assets resulting from operations:	$674,323

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013(a)
Operations:
Net investment income	$174,642	$—
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(185,451)	—
Net change in unrealized appreciation on investments, securities sold short, futures contracts, options and foreign currency translation	685,132	—
Net increase in net assets resulting from operations	674,323	—
Distributions to shareholders from:
Net investment income	(192,214)	—
Net capital gains	(339)	—
Total distributions	(192,553)	—
Capital share transactions:
Shares issued	13,505,110 (b)	2,250,000
Shares reinvested	149,852	—
Shares redeemed	(145,859)	—
Increase in net assets from capital share transactions	13,509,103	2,250,000
Increase in net assets	13,990,873	2,250,000
Net Assets:
Beginning of period	2,250,000	—
End of period	$16,240,873	$2,250,000
Undistributed net investment income	$4,676	$—
Share Transactions:
Shares issued	1,320,563	(b)	225,000
Shares reinvested	14,615		—
Shares redeemed	(14,188)		—
Increase in shares	1,320,990		225,000
Shares outstanding at beginning of period	225,000		—
Shares at end of period	1,545,990		225,000

(a)	Commenced operations May 31, 2013.
(b)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 8).

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights—Per share data
(for a share outstanding throughout each period)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013(a)
Net Asset Value, Beginning of Period	$10.00	$0.00
Shares Issued	—	10.00
Investment Operations:
Net investment income(b)	0.22	—
Net realized and unrealized gain on investments(b)	0.50	—
Total from investment operations	0.72	—
Distributions from:
Net investment income	(0.21)	—
Net capital gains	— (c)	—
Total distributions	(0.21)	—
Net Asset Value, End of Period	$10.51	$10.00
Total return	7.24%	0.00	%(d)
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver and expense reimbursement	4.65%	n/a
After fee waiver and expense reimbursement(e)	2.89%	n/a
Ratio of net investment income to average net assets	2.16%	n/a
Portfolio turnover rate	109%	n/a

(a)	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(b)	Based on the average daily number of shares outstanding during the period.
(c)	The amount represents less than $0.01 per share.
(d)	Returns are for the period indicated and have not been annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Notes to Financial Statements May 31, 2014

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund. (the “Fund”). Effective as of January 16, 2014, the name of the Fund was changed from the CCM Active Income Fund to the CCM Alternative Income Fund. The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At May 31, 2014, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $577,467.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

21

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

22	CCM Alternative Income Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2014.

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$10,599,445	$—	$—		$10,599,445
Municipal Bonds	—	4,078,826	—		4,078,826
U.S. Government & Agency Obligations	—	961,978	577,467		1,539,445
Closed-End Funds	1,246,195	—	—		1,246,195
Preferred Stock	—	884,034	—		884,034
Mortgage-Backed Obligations	—	163,495	—		163,495
Corporate Bond	—	108,546	—		108,546
Short-Term Investment	1,615,568	—	—		1,615,568
Total Assets	$13,461,208	$6,196,879	$577,467	*	$20,235,554

Liabilities	Level 1	Level 2	Level 3		Total
Securities Sold Short
Exchange Traded Funds	$(624,645)	$—	$—		$(624,645)
Common Stock	(3,339,064)	—	—		(3,339,064)
Total Liabilities	$(3,963,709)	$—	$—	*	$(3,963,709)

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Purchased Options	$—	$100,450	$—		$100,450
Written Options	—	(93,193)	—		(93,193)
Futures**
Unrealized Appreciation	—	32,194	—		32,194
Unrealized Depreciation	—	(176,839)	—		(176,839)
Total Other Financial Instruments	$—	$(137,388)	$—	*	$(137,388)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

23

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2013	$—
Accrued discounts/premiums	100
Realized gain/(loss)	100
Change in appreciation/(depreciation)	(1,466)
Purchases	600,772
Sales	(22,041)
Amortization sold	2
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2014	$577,467
Change in unrealized losses included in earnings related to securities still held at reporting date	$(1,466)

For the fiscal year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the fiscal year ended May 31, 2014, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2014. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$577,467	Matrix Pricing	Structure	Both are out of lockout with remaining maturity term range 11-22 years (16.5 year average maturity).
			Average Life	0.25 years (0.25 years)
			Coupon	6.45% - 6.95% (6.70%)
			Spread to Benchmark	E+675/3month - E+815/3month (E+745/3month)
			Offered Quotes Variance to Mark	-0.62% to -0.92% (-0.77%)

24	CCM Alternative Income Fund

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

25

Deferred Offering Costs. Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of May 31, 2014, the amount to be amortized for the Fund was $288.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2014.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date

26	CCM Alternative Income Fund

as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the fiscal year ended May 31, 2014.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the year ended May 31, 2014 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	—	$—
Written	(5,290)	(419,775)
Expired	1,676	95,045
Closing buys	2,503	220,307
Balance at the end of the year	(1,111)	$(104,423)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

27

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2014 were as follows:

	Shares	Amount
Institutional Shares
Shares issued (a)	1,320,563	$13,505,110
Shares reinvested	14,615	149,852
Shares redeemed	(14,188)	(145,859)
Net Increase	1,320,990	$13,509,103

28	CCM Alternative Income Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2013 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	225,000	$2,250,000
Net Increase	225,000	$2,250,000

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 8).

The transactions in shares issued for the period ended May 31, 2013 relate to contributions from the Advisor and another affiliate.

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments and futures, by the Fund for the fiscal year ended May 31, 2014, were as follows:

Purchases:
U.S. Government	$584,228
Other	9,631,743
Sales and Maturities:
U.S. Government	$1,909,145
Other	26,587,191

At May 31, 2014, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$19,489,919
Gross unrealized appreciation	1,063,253
Gross unrealized depreciation	(317,618)
Net appreciation on investments	$745,635

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

29

The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

The fair value of derivative instruments as of May 31, 2014, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized depreciation on futures contracts	$—	$(4,735)
Interest rate contracts	Net unrealized depreciation on futures contracts	1,054	(104,935)
Equity contracts	Net unrealized depreciation on futures contracts	31,140	(67,169)
	Options purchased, at value/Options written, at value	100,450	(93,193)
		$132,644	$(270,032)

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2014, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Commodity contracts Futures Contracts	$9,775	$–	$9,775
Currency contracts Futures Contracts	7,510	(4,735)	2,775
Interest rate contracts Futures Contracts	(19,942)	(103,881)	(123,823)
Equity contracts Futures Contracts	(154,421)	(36,029)	(190,450)
Options	(58,546)	(62,818)	(121,364)
	$(215,624)	$(207,463)	$(423,087)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

30	CCM Alternative Income Fund

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of May 31, 2014				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	11,029	(3,157)	7,872	—	—	7,872
Total	11,029	(3,157)	7,872	—	—	7,872

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2014				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	(3,157)	3,157	—	—	—	—
Total	(3,157)	3,157	—	—	—	—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2014, the Advisor was entitled to receive advisory fees of $80,969. The Advisor waived these fees and reimbursed the Fund $61,026 for other expenses.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the fiscal year ended May 31, 2014, the Advisor paid the Sub-Advisor $24,708 in sub-advisory fees.

31

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2014. For the fiscal year ended May 31, 2014, the Fund incurred expenses under the Services Plan of $16,194.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2014 to the extent total annualized expenses (excluding acquired fund fees and expenses and short sale dividend expenses) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2014, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain	Decrease Paid-in Capital
$22,248	$(21,825)	$(423)

This reclassification had no effect on net asset value per share.

32	CCM Alternative Income Fund

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2014	Fiscal Year Ended May 31, 2013
Distributions declared from:
Ordinary income	$(192,553)	$—
Total Distributions	$(192,553)	$—

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$161,694
Post-October losses	(157,511)
Other temporary differences	(79,903)
Unrealized appreciation, net	557,913
Distributable earnings, net	$482,193

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required

33

to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2014, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
June 11, 2013	34,544	$345,093

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

34	CCM Alternative Income Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the CCM Alternative Income Fund

We have audited the accompanying statement of assets and liabilities of CCM Alternative Income Fund (the “Fund”), including the schedule of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

New York, New York
July 29, 2014

35

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2014:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	30.83%	41.47%	0.00%	53.58%	100.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” is reflected as a percentage of ordinary income distribution for calendar year ended 2013. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors. The provision that allows registered investment companies to pass through interest related dividends expired after December 31, 2013.

(5)
The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distributions for calendar year 2013 that is exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to through short-term capital gain dividends expired after December 31, 2013.

36	CCM Alternative Income Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

37

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 64	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 77	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 78	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 58	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 79	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly; director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 74	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.	N/A	N/A
Barbara R. VanScoy, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 46	Executive Vice President	1/29/11	Co-Founder and Chief Impact Investment Officer, Community Capital Management, Inc. since March 2013; Senior Portfolio Manager, Community Capital Management, Inc. since November 1998.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 42	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A

38	CCM Alternative Income Fund

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
OFFICERS (Continued)
Michelle V. Rogers, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 41	Vice President	1/29/11	Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.	N/A	N/A
James Malone, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 43	Treasurer	4/1/14
Chief Financial Officer of Community Capital Management, Inc. since July 2014; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.
				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 46	Chief Compliance Officer	12/18/09
President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 54	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

39

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At a meeting held on April 24-25, 2014, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved (1) the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) and (2) the continuation of the Sub-Advisory Agreement between the Advisor and Sub-Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement and Sub-Advisory Agreement, in particular, letters from the Advisor and Sub-Advisor responding to specific questions from the Trustees relating to the Advisory Agreement and Sub-Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s/Sub-Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s/Sub-Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s/Sub-Advisor’s investment philosophy and process; (iv) the Advisor’s/Sub-Advisor’s assets under management; (v) the current advisory/sub-advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the Fund’s performance and the advisory/sub-advisory fee and expenses as compared to other funds; (vii) the Advisor’s and Sub-Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor/Sub-Advisor arising from its advisory/sub-advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement, including the matters covered at the April 10, 2014 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor and Sub-Advisor relating to the Advisory Agreement and Sub-Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement and Sub-Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor and Sub-Advisor had the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor and Sub-Advisor would provide to the Fund under the Advisory Agreement and Sub-Advisory Agreement and the expenses incurred by the Advisor and Sub-Advisor in the performance of such services, the compensation to be paid to the Advisor and Sub-Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s and Sub-Advisor’s direct and indirect expenses in providing advisory and sub-advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and the Sub-Advisor with respect to the Fund for an additional one-year period.

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004
Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102
Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www. ccmalternativeincome.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

May 31, 2014

1

Dear Shareholder:

On behalf of the Board of Trustees of Community Capital Trust, I am pleased to present The Community Reinvestment Act Qualified Investment Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2014.

Once again, the Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $5 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	46
Notice to Shareholders	47
Trustees and Officers	48
Approval of Advisory Agreement	51

3

Manager’s Discussion & Analysis

The U.S. economy improved during the one-year period ended May 31, 2014 despite the first calendar quarter U.S. gross domestic product (GDP) growth rate, which was revised downward primarily due to drastically modified healthcare spending estimates. GDP activity is expected to rebound in the second calendar quarter and the unemployment rate stands at 6.3% (down from 7.5% one year ago).

The Federal Reserve (the “Fed”) continued to taper its bond buying program in 2014. Bond purchases now stand at $45 billion per month down from the initial $85 billion per month that was initiated in December 2012. Additionally, the Fed, under the leadership of Chair Janet Yellen, discontinued the explicit 6.5% unemployment rate target as a bogey for raising interest rates and instead is focusing on a broad range of metrics. The stock market (as measured by the S&P 500 Index) has returned just under 5% year to date (through the end of May 2014) and the bond market (as measured by the Barclays U.S. Aggregate Bond Index) has returned nearly 4%.

The yield curve steepened during the fiscal year ended May 31, 2014, with the yield differential between the two-year Treasury and 10-year Treasury increasing by 0.27% (27 basis points) and having now steepened by 84 basis points in two years. The yield on the 10-year bond stood at 2.48% as of May 31, 2014.

For the twelve-months ended May 31, 2014, the Fund’s CRA Share Class delivered total returns of 0.37%, the Institutional Share Class delivered total returns of 0.83% and the Retail Share Class delivered total returns of 0.57%. The Fund’s U.S. single family agency mortgage-backed securities (“MBS”) and taxable municipal securities were the best performing sectors during this time period.

For the same period, the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, had a total return of 2.71%. U.S. Credit securities were the best performing assets (as measured by the U.S. Credit sub-category within the benchmark) returning 4.29% compared to 1.09% return for U.S. Government Securities (as measured by the U.S. Government sub-sector) and 3.38% for MBS securities (as measured by the U.S. MBS sub-category). Per its mandate, the Fund does not have any exposure to U.S. Credit securities.

Community Capital Management, Inc. strives to manage the duration of the Fund in a 15% band around that of the Barclays U.S. Aggregate Bond Index. At the end of the reporting period, duration was 4.76 years versus the Index’s duration of 5.61 years.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 5%.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments

Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2014 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2014	Five Years Ended May 31, 2014	Ten Years Ended May 31, 2014	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	0.37%	3.28%	3.88%	4.60%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	0.83%	3.77%	n/a	4.23%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	0.57%	3.39%	n/a	3.86%**
Barclays Capital U.S. Aggregate Bond Index	2.71%	4.96%	4.99%	5.72%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays Capital U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2014 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2014 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

5

Top Ten Holdings*
(% of Net Assets)

GNMA Multifamily, 4.85%, 08/15/2055	1.20%
GNMA Multifamily, 2.25%, 09/16/2052	1.12%
FNMA Single Family, 5.00%, 07/01/2040	1.04%
GNMA Single Family, 4.50%, 08/20/2041	0.84%
FNMA Single Family, 4.50%, 08/01/2040	0.81%
FNMA Single Family, 4.00%, 04/01/2044	0.70%
FNMA Single Family, 4.00%, 05/01/2044	0.70%
Kentucky State Housing Corp., Ser B 3.00%, 11/01/2041	0.70%
GNMA Multifamily, 2.04%, 11/15/2052	0.68%
FNMA Multifamily, 4.46%, 02/01/2021	0.68%
8.47%

Asset Allocation
(% of Net Assets)

Certificates of Deposit	0.10%
Corporate Bonds	0.43%
FGLMC Single Family	1.43%
FHA Project Loans	0.92%
FNMA Multifamily	22.09%
FNMA Single Family	17.28%
GNMA Multifamily	25.99%
GNMA Single Family	5.85%
HUD	0.90%
Miscellaneous Investments	0.14%
Money Market Fund	2.18%
Municipal Bonds	21.39%
Small Business Administration	4.13%
Small Business Administration Participation Certificates	0.01%
USDA Loan	0.03%
Liabilities in Excess of Other Assets	(2.87)%
100.00%

*	Excludes Short-Term Investments

6	The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2013 and held for the six-month period ended May 31, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 Through May 31, 2014
Actual	CRA Shares	$1,000.00	$1,017.50	$4.68
	Institutional Shares	1,000.00	1,020.70	2.47
	Retail Shares	1,000.00	1,018.90	4.18
Hypothetical	CRA Shares	$1,000.00	$1,020.29	$4.68
(5% return	Institutional Shares	1,000.00	1,022.49	2.47
before expenses)	Retail Shares	1,000.00	1,020.79	4.18

*
Expenses are equal to the annualized expense ratios of 0.93%, 0.49%, and 0.83% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.75%, 2.07% and 1.89% for the period December 1, 2013 to May 31, 2014 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2014

	Principal Amount	Value
CORPORATE BONDS - 0.43%
Salvation Army
5.44%, 09/01/2015	$370,000	$388,611
5.50%, 09/01/2018	1,375,000	1,530,829
5.64%, 09/01/2026	4,400,000	4,799,168
TOTAL CORPORATE BONDS (Cost $6,118,389)		6,718,608

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.63%
FGLMC Single Family - 1.43%
Pool Q16506, 3.00%, 02/01/2043	853,002	844,746
Pool Q06793, 3.50%, 03/01/2042	279,309	287,828
Pool Q07121, 3.50%, 04/01/2042	1,053,054	1,085,174
Pool Q07147, 3.50%, 04/01/2042	132,252	136,286
Pool Q07398, 3.50%, 04/01/2042	252,043	259,731
Pool Q07899, 3.50%, 05/01/2042	444,329	457,882
Pool Q08196, 3.50%, 05/01/2042	362,948	374,019
Pool Q08758, 3.50%, 06/01/2042	855,648	881,747
Pool Q09142, 3.50%, 06/01/2042	1,072,520	1,105,234
Pool Q09347, 3.50%, 07/01/2042	827,372	852,608
Pool A95574, 4.00%, 12/01/2040	245,683	260,381
Pool A97097, 4.00%, 02/01/2041	551,266	584,304
Pool A97712, 4.00%, 03/01/2041	777,884	825,171
Pool Q03658, 4.00%, 10/01/2041	649,164	688,001
Pool Q04226, 4.00%, 10/01/2041	344,005	364,586
Pool A91363, 4.50%, 03/01/2040	816,437	883,679
Pool A91756, 4.50%, 03/01/2040	660,684	719,529
Pool A92905, 4.50%, 06/01/2040	501,102	546,078
Pool A93467, 4.50%, 08/01/2040	423,705	461,731
Pool Q01597, 4.50%, 05/01/2041	715,913	774,876
Pool Q02377, 4.50%, 07/01/2041	296,793	321,237
Pool A68734, 5.00%, 07/01/2037	23,641	26,038
Pool A91364, 5.00%, 03/01/2040	641,353	711,290
Pool A91757, 5.00%, 04/01/2040	427,715	471,087
Pool A92906, 5.00%, 07/01/2040	682,328	759,633
Pool A56707, 5.50%, 01/01/2037	133,755	148,509
Pool A58653, 5.50%, 03/01/2037	589,852	654,917
Pool A60749, 5.50%, 05/01/2037	122,376	135,876
Pool A68746, 5.50%, 10/01/2037	190,410	211,414
Pool A69361, 5.50%, 11/01/2037	137,698	152,887
Pool A76192, 5.50%, 04/01/2038	427,477	477,927
Pool A76444, 5.50%, 04/01/2038	451,900	501,748
Pool A78742, 5.50%, 06/01/2038	1,952,828	2,168,241
Pool A83074, 5.50%, 11/01/2038	216,800	240,715
Pool G06072, 6.00%, 06/01/2038	1,342,002	1,504,823
Pool G06073, 6.50%, 10/01/2037	1,300,314	1,465,748
		22,345,681
FHA Project Loans - 0.92%
023-98141, 6.00%, 03/01/2047 (a)	3,070,291	3,181,466
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,798,905	6,029,197
Pool Canton, 6.49%, 06/01/2046 (a)	4,682,786	4,778,530
034-35271, 6.95%, 06/01/2035 (a)	316,180	314,800
Pool Reilly, 7.43%, 08/25/2021 (a)	138,656	138,656
		14,442,649

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
FNMA Multifamily - 22.09%
Pool AM4462, 0.59%, 11/01/2023 (b)	$1,982,867	$1,997,852
Pool AM4701, 0.64%, 11/01/2023 (b)	8,255,000	8,412,717
Pool 469489, 0.85%, 11/01/2018 (b)	1,918,043	1,961,229
Pool AM1758, 1.69%, 12/01/2019	4,780,913	4,699,057
Pool AM2208, 1.81%, 01/01/2020	1,464,044	1,448,211
Pool 471480, 1.93%, 06/01/2017	3,371,613	3,420,896
Pool AM1082, 2.21%, 10/01/2019	5,073,060	5,156,375
Pool 471510, 2.29%, 06/01/2019	4,836,253	4,946,398
Pool AM1363, 2.29%, 11/01/2022	2,385,357	2,314,701
Pool AM2024, 2.30%, 01/01/2023	6,245,380	6,038,997
Pool AM2274, 2.31%, 01/01/2023	1,954,687	1,894,508
Pool AM1114, 2.34%, 11/01/2022	6,471,335	6,302,894
Pool AM0344, 2.41%, 08/01/2022	5,915,052	5,825,636
Pool 470149, 2.42%, 02/01/2019	4,578,736	4,727,008
Pool AM3179, 2.42%, 04/01/2023	8,091,386	7,843,905
Pool 471584, 2.43%, 06/01/2019	6,316,115	6,419,219
Pool AM0671, 2.45%, 09/01/2022	7,792,753	7,405,110
Pool AM1718, 2.46%, 02/01/2023	979,290	948,352
Pool AM2198, 2.48%, 01/01/2023	2,278,279	2,246,545
Pool AM2686, 2.51%, 03/01/2023	3,901,949	3,842,271
Pool AM3905, 2.57%, 07/01/2018	620,930	642,668
Pool 471826, 2.65%, 10/01/2022	3,622,687	3,615,317
Pool 471831, 2.65%, 10/01/2022	5,621,243	5,609,807
Pool 469239, 2.69%, 10/01/2018	7,622,701	7,962,483
Pool AM0043, 2.71%, 07/01/2022	4,000,575	4,029,021
Pool 469829, 2.72%, 12/01/2018	2,017,675	2,107,367
Pool 466487, 2.77%, 11/01/2017	5,067,555	5,298,117
Pool 468194, 2.80%, 06/01/2016	4,410,799	4,582,453
Pool 466009, 2.84%, 09/01/2017	4,605,083	4,824,853
Pool 471460, 2.88%, 06/01/2022	1,696,088	1,728,047
Pool 471334, 2.89%, 05/01/2022	4,832,330	4,930,906
Pool 471204, 2.90%, 05/01/2022	812,091	829,157
Pool 471372, 2.96%, 05/01/2022	3,287,665	3,369,641
Pool AM3663, 2.97%, 07/01/2023	987,514	1,002,863
Pool 470164, 3.05%, 01/01/2022	7,985,194	8,248,922
Pool West Creek, 3.05%, 06/01/2024 (a)	1,500,000	1,512,285
Pool 470211, 3.06%, 12/01/2021	2,411,139	2,493,341
Pool 470863, 3.06%, 04/01/2022	1,451,020	1,497,291
Pool 470607, 3.08%, 03/01/2022	772,948	799,035
Pool 470619, 3.10%, 03/01/2022	1,701,828	1,732,337
Pool 470756, 3.12%, 03/01/2022	1,746,625	1,682,284
Pool 471117, 3.12%, 05/01/2022	530,053	548,696
Pool 471333, 3.12%, 08/01/2022	3,839,203	3,905,169
Pool 469907, 3.18%, 01/01/2022	7,711,939	8,030,536
Pool 469908, 3.18%, 01/01/2022	3,123,725	3,252,773
Pool 470035, 3.36%, 01/01/2022	434,343	446,914
Pool 470414, 3.37%, 01/01/2022	966,960	977,203
Pool AM5883, 3.41%, 05/01/2024	2,000,000	2,086,180
Pool Champion, 3.41%, 06/01/2029 (a)	3,000,000	3,115,548
Pool 469760, 3.42%, 12/01/2021	4,124,193	4,250,250
Pool Bonita Pointe, 3.44%, 06/01/2026 (a)	5,000,000	5,096,960
Pool 469683, 3.54%, 11/01/2021	4,329,761	4,598,882
Pool Villa Springs, 3.55%, 06/01/2029 (a)	2,000,000	2,036,694
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,188,982

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool 465007, 3.67%, 05/01/2016	$5,450,000	$5,399,962
Pool AM4667, 3.69%, 11/01/2023	1,192,484	1,270,135
Pool 466856, 3.74%, 12/01/2020	1,765,339	1,907,320
Pool AM3096, 3.79%, 05/01/2043	385,927	386,904
Pool 469075, 3.82%, 09/01/2021	722,373	781,630
Pool 466973, 3.85%, 01/01/2021	5,388,586	5,855,387
Pool 469548, 3.90%, 11/01/2021	1,704,752	1,856,847
Pool 469094, 3.90%, 09/01/2026	218,560	235,772
Pool 468980, 3.95%, 09/01/2021	769,698	841,063
Pool 468263, 3.98%, 06/01/2021	4,798,058	5,252,861
Pool 468648, 4.00%, 07/01/2021	4,986,922	5,318,782
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,037,691
Pool 467985, 4.08%, 05/01/2018	1,829,556	1,989,565
Pool AM4154, 4.08%, 08/01/2025	1,062,596	1,147,532
Pool 465585, 4.10%, 07/01/2020	1,044,280	1,149,546
Pool 466934, 4.10%, 01/01/2021	484,554	529,428
Pool 468317, 4.10%, 06/01/2021	798,625	879,860
Pool AM2974, 4.10%, 04/01/2043	1,167,793	1,172,124
Pool 468410, 4.13%, 06/01/2021	361,090	396,976
Pool 470044, 4.15%, 01/01/2027	2,524,850	2,660,045
Pool 465435, 4.22%, 07/01/2020	451,776	498,434
Pool 467052, 4.23%, 01/01/2021	956,848	1,057,140
Pool 467899, 4.23%, 04/01/2021	451,536	499,068
Pool 469501, 4.28%, 11/01/2029	1,355,016	1,410,275
Pool 467460, 4.33%, 04/01/2021	765,732	850,802
Pool 464304, 4.36%, 01/01/2020	3,097,834	3,443,450
Pool AM5386, 4.37%, 03/01/2030	1,098,038	1,171,200
Pool 463873, 4.38%, 11/01/2019	427,503	469,222
Pool 464855, 4.38%, 04/01/2020	928,582	1,023,444
Pool 464772, 4.41%, 03/01/2020	1,850,700	2,055,385
Pool 464223, 4.44%, 01/01/2020	770,384	857,394
Pool 467315, 4.46%, 02/01/2021	9,578,339	10,693,615
Pool 468947, 4.52%, 09/01/2026	1,256,508	1,319,096
Pool 467732, 4.57%, 04/01/2021	286,326	312,404
Pool 465256, 4.65%, 06/01/2020	2,025,900	2,261,857
Pool 469625, 4.68%, 11/01/2041	2,473,510	2,404,567
Pool 464133, 4.85%, 01/01/2025	2,086,038	2,302,738
Pool 387659, 4.88%, 12/01/2015	833,636	870,445
Pool 387273, 4.89%, 02/01/2015	844,086	850,317
Pool 387560, 4.98%, 09/01/2015	429,130	442,792
Pool 387517, 5.02%, 08/01/2020	646,035	701,850
Pool 463944, 5.06%, 12/01/2024	2,055,293	2,305,860
Pool 873236, 5.09%, 02/01/2016	522,484	547,380
Pool 466907, 5.13%, 03/01/2026	408,017	453,162
Pool 387215, 5.19%, 01/01/2023	460,168	513,108
Pool 465394, 5.20%, 03/01/2026	549,092	610,859
Pool 385993, 5.23%, 04/01/2021	3,724,678	4,110,895
Pool 958128, 5.25%, 01/01/2019	490,332	542,175
Pool 463895, 5.25%, 10/01/2025	3,270,870	3,706,908
Pool 468996, 5.27%, 06/01/2029	1,202,520	1,289,158
Pool 468520, 5.29%, 01/01/2028	1,434,756	1,598,853
Pool 387349, 5.31%, 04/01/2020	1,310,293	1,450,830
Pool 958081, 5.36%, 01/01/2019	3,039,642	3,344,139
Pool 873470, 5.42%, 03/01/2016	1,535,206	1,617,372
Pool 464523, 5.51%, 07/01/2024	1,076,372	1,158,429

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 874487, 5.52%, 05/01/2025	$520,555	$589,555
Pool 463144, 5.54%, 08/01/2024	1,492,421	1,599,144
Pool 873550, 5.55%, 04/01/2024	237,567	273,072
Pool 463000, 5.58%, 08/01/2021	1,282,484	1,427,796
Pool 467505, 5.66%, 03/01/2023	841,145	846,255
Pool 874481, 5.75%, 04/01/2022	3,625,937	4,126,050
Pool 463507, 5.76%, 03/01/2027	3,467,682	3,989,873
Pool 464296, 5.86%, 01/01/2028	1,924,502	1,925,378
Pool 873731, 5.88%, 07/01/2023	1,263,178	1,431,645
Pool 465990, 5.94%, 07/01/2027	478,053	553,223
Pool 387005, 5.95%, 06/01/2022	364,106	394,336
Pool 873949, 5.95%, 09/01/2024	1,307,798	1,460,466
Pool 463657, 5.96%, 10/01/2027	1,148,677	1,252,331
Pool 463839, 5.96%, 11/01/2027	679,378	790,348
Pool 873679, 6.10%, 06/01/2024	459,251	523,566
Pool 467914, 6.10%, 04/01/2041	533,501	618,282
Pool 463997, 6.12%, 12/01/2027	977,581	1,070,109
Pool 958614, 6.22%, 04/01/2027	375,732	429,457
Pool 464836, 6.23%, 03/01/2028	1,751,380	2,024,844
Pool 465259, 6.29%, 04/01/2028	1,291,554	1,525,864
Pool 385229, 6.33%, 09/01/2017	1,117,015	1,220,449
Pool 465260, 6.33%, 06/01/2028	1,583,557	1,760,964
Pool 464254, 6.34%, 11/01/2027	2,563,413	2,777,708
Pool 464969, 6.34%, 04/01/2028	2,601,876	2,977,872
Pool 464890, 6.37%, 04/01/2028	1,482,785	1,626,871
Pool 874736, 6.43%, 10/01/2025	460,160	543,780
Pool 464632, 6.50%, 02/01/2028	496,489	496,076
Pool 465588, 6.55%, 07/01/2028	600,590	715,808
Pool 466756, 6.59%, 12/01/2028	1,826,337	1,972,372
Pool 464473, 6.60%, 02/01/2040	1,088,057	1,283,766
Pool 464573, 6.72%, 02/01/2040	2,276,812	2,827,307
Pool 466595, 6.78%, 11/01/2025	3,735,365	4,473,888
Pool 469854, 8.26%, 12/01/2026	1,619,921	1,920,461
		346,147,832
FNMA Single Family - 17.28%
Pool AB5779, 3.00%, 07/01/2042	344,950	342,254
Pool AB6333, 3.00%, 09/01/2042	3,369,983	3,340,528
Pool AP7482, 3.00%, 09/01/2042	2,122,993	2,104,437
Pool AP9712, 3.00%, 09/01/2042	2,006,426	1,988,889
Pool AB6817, 3.00%, 10/01/2042	360,148	357,000
Pool AB7486, 3.00%, 12/01/2042	3,408,326	3,378,537
Pool AR5591, 3.00%, 01/01/2043	1,749,335	1,734,046
Pool AB8571, 3.00%, 02/01/2043	5,909,680	5,858,028
Pool AR1739, 3.00%, 02/01/2043	1,041,495	1,033,350
Pool AT1983, 3.00%, 04/01/2043	6,475,106	6,418,512
Pool AB9496, 3.00%, 05/01/2043	709,471	703,270
Pool AR6415, 3.00%, 05/01/2043	1,818,932	1,803,034
Pool AT0343, 3.00%, 05/01/2043	1,462,224	1,450,789
Pool AK2387, 3.50%, 02/01/2042	907,217	936,367
Pool AO0836, 3.50%, 05/01/2042	1,871,512	1,931,645
Pool AO3210, 3.50%, 06/01/2042	818,465	844,763
Pool AP2097, 3.50%, 08/01/2042	373,882	385,895
Pool AS0092, 3.50%, 07/01/2043	2,196,944	2,267,533
Pool AU1769, 3.50%, 08/01/2043	2,341,694	2,416,933
Pool AC1837, 4.00%, 08/01/2039	456,047	483,940

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool AE5434, 4.00%, 10/01/2040	$690,327	$732,550
Pool AE9905, 4.00%, 10/01/2040	600,282	636,997
Pool AE7634, 4.00%, 11/01/2040	964,493	1,023,485
Pool AE7705, 4.00%, 11/01/2040	612,556	650,022
Pool AE8205, 4.00%, 11/01/2040	411,456	436,622
Pool AE8779, 4.00%, 12/01/2040	140,027	148,592
Pool AH0540, 4.00%, 12/01/2040	133,681	141,857
Pool AH2978, 4.00%, 01/01/2041	624,928	663,151
Pool AH2979, 4.00%, 01/01/2041	373,147	396,019
Pool AH5274, 4.00%, 01/01/2041	1,353,110	1,435,871
Pool AH5643, 4.00%, 01/01/2041	736,428	781,471
Pool AH5665, 4.00%, 02/01/2041	1,264,830	1,342,192
Pool AH5670, 4.00%, 02/01/2041	809,753	859,281
Pool AH5671, 4.00%, 02/01/2041	858,416	910,920
Pool AH5672, 4.00%, 02/01/2041	468,635	497,299
Pool AH6770, 4.00%, 03/01/2041	754,009	800,261
Pool AH7282, 4.00%, 03/01/2041	920,400	976,695
Pool AH8877, 4.00%, 04/01/2041	380,787	404,694
Pool AI0124, 4.00%, 04/01/2041	107,066	113,637
Pool AI9871, 4.00%, 09/01/2041	1,547,469	1,643,856
Pool AJ3460, 4.00%, 09/01/2041	604,043	641,911
Pool AJ4024, 4.00%, 10/01/2041	1,086,422	1,152,872
Pool AJ5285, 4.00%, 11/01/2041	1,072,991	1,138,620
Pool AJ7662, 4.00%, 12/01/2041	935,638	993,710
Pool AU9998, 4.00%, 09/01/2043	2,406,864	2,554,078
Pool AS0716, 4.00%, 10/01/2043	5,812,980	6,168,525
Pool AU6713, 4.00%, 10/01/2043	2,394,099	2,540,531
Pool AU6721, 4.00%, 10/01/2043	4,389,383	4,657,856
Pool AU8404, 4.00%, 10/01/2043	1,371,940	1,455,854
Pool AV0191, 4.00%, 10/01/2043	914,926	970,887
Pool AV0214, 4.00%, 10/01/2043	2,716,347	2,882,490
Pool AS0929, 4.00%, 11/01/2043	5,370,690	5,699,183
Pool AU6992, 4.00%, 11/01/2043	1,804,942	1,919,115
Pool AU6999, 4.00%, 11/01/2043	2,977,546	3,159,664
Pool AU7007, 4.00%, 11/01/2043	6,758,861	7,172,260
Pool AS1368, 4.00%, 12/01/2043	5,277,220	5,599,996
Pool AV0670, 4.00%, 12/01/2043	8,457,831	8,975,145
Pool AS1427, 4.00%, 01/01/2044	1,830,366	1,942,557
Pool AV2348, 4.00%, 01/01/2044	9,264,403	9,831,051
Pool AV6342, 4.00%, 01/01/2044	2,389,155	2,535,285
Pool AW0278, 4.00%, 01/01/2044	2,587,845	2,746,129
Pool AS1671, 4.00%, 02/01/2044	1,964,892	2,085,073
Pool AV5020, 4.00%, 02/01/2044	7,554,998	8,017,092
Pool AS1877, 4.00%, 03/01/2044	1,615,842	1,714,673
Pool AV7087, 4.00%, 03/01/2044	7,352,236	7,801,929
Pool AS2127, 4.00%, 04/01/2044	2,066,357	2,192,744
Pool AV7157, 4.00%, 04/01/2044	10,370,430	11,004,727
Pool AW0985, 4.00%, 05/01/2044	10,353,385	10,986,640
Pool AW3597, 4.00%, 06/01/2044	7,132,756	7,559,607
Pool AW5358, 4.00%, 06/01/2044	2,003,816	2,123,816
Pool AW6680, 4.00%, 06/01/2044	2,429,157	2,577,734
Pool AC4095, 4.50%, 09/01/2039	17,664	19,298
Pool 890226, 4.50%, 08/01/2040	11,681,964	12,646,944
Pool AD8493, 4.50%, 08/01/2040	1,228,000	1,337,712
Pool AE3014, 4.50%, 09/01/2040	785,871	850,837

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AE7635, 4.50%, 10/01/2040	$600,176	$649,726
Pool AH5666, 4.50%, 01/01/2041	317,583	343,741
Pool AH5644, 4.50%, 02/01/2041	569,521	619,899
Pool AH6769, 4.50%, 03/01/2041	3,120,109	3,400,443
Pool AH7512, 4.50%, 03/01/2041	811,025	877,827
Pool AH8880, 4.50%, 04/01/2041	865,438	946,437
Pool AH8881, 4.50%, 04/01/2041	1,416,963	1,543,628
Pool AI0125, 4.50%, 04/01/2041	1,173,540	1,270,606
Pool AI2268, 4.50%, 04/01/2041	1,212,267	1,312,199
Pool AI3491, 4.50%, 06/01/2041	3,377,964	3,657,318
Pool AI5362, 4.50%, 06/01/2041	2,541,180	2,750,671
Pool AI6148, 4.50%, 07/01/2041	1,191,992	1,290,174
Pool AI6155, 4.50%, 07/01/2041	2,935,992	3,177,824
Pool AI8446, 4.50%, 07/01/2041	715,489	774,423
Pool AI8166, 4.50%, 08/01/2041	2,376,066	2,571,779
Pool AI8167, 4.50%, 08/01/2041	2,133,937	2,309,705
Pool AI9872, 4.50%, 09/01/2041	1,276,478	1,381,619
Pool AJ4025, 4.50%, 10/01/2041	1,154,796	1,249,914
Pool AV0226, 4.50%, 10/01/2043	1,479,642	1,611,100
Pool AV6346, 4.50%, 01/01/2044	1,456,017	1,576,882
Pool 890230, 5.00%, 07/01/2040	14,719,288	16,305,778
Pool AD8500, 5.00%, 08/01/2040	1,317,120	1,460,986
Pool AH6772, 5.00%, 03/01/2041	293,588	325,998
Pool AH8879, 5.00%, 04/01/2041	1,043,329	1,160,018
Pool AI3492, 5.00%, 06/01/2041	789,252	876,225
Pool AI6154, 5.00%, 07/01/2041	941,615	1,046,975
Pool 890246, 5.50%, 11/01/2038	5,325,073	5,932,502
Pool 890247, 6.00%, 09/01/2038	8,195,617	9,228,039
Pool 886136, 6.50%, 07/01/2036	200,480	225,913
Pool 900106, 6.50%, 08/01/2036	155,009	174,674
Pool 900649, 6.50%, 09/01/2036	183,963	207,300
Pool 901391, 6.50%, 09/01/2036	131,986	148,729
Pool 947771, 6.50%, 09/01/2037	257,717	290,410
		270,731,229
GNMA Multifamily - 25.99%
Pool 2013-73, 0.98%, 12/16/2035	967,695	957,150
Pool 2013-45, 1.45%, 10/16/2040	2,224,882	2,202,321
Pool 2013-30 A, 1.50%, 05/16/2042	2,519,532	2,487,744
Pool 2013-85 A, 1.55%, 09/16/2046	4,052,178	3,871,528
Pool 2013-7 AC, 1.60%, 03/16/2047	5,433,993	5,255,100
Pool 2012-27 A, 1.61%, 07/16/2039	1,302,567	1,288,256
Pool 2012-139 AB, 1.67%, 02/16/2053	443,049	418,258
Pool 2013-118, 1.70%, 06/16/2036	8,984,398	8,973,527
Pool 2013-50, 1.73%, 05/16/2045	4,790,970	4,658,356
Pool 2010-140 A, 1.74%, 02/16/2031	577,370	577,848
Pool 2013-29 AB, 1.77%, 10/16/2045	4,364,695	4,288,352
Pool 2012-144 AD, 1.77%, 01/16/2053	3,558,384	3,388,265
Pool 2013-179 A, 1.80%, 07/16/2037	2,760,391	2,753,256
Pool 2012-99 AE, 1.80%, 02/16/2048	7,158,846	6,823,297
Pool 2013-12 AB, 1.83%, 11/16/2052	313,377	301,521
Pool 2013-72, 1.88%, 05/16/2046	7,252,226	7,004,715
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	2,925,262	2,774,076
Pool 2012-150 AB, 1.90%, 08/16/2044	241,968	237,474
Pool 2012-150 A, 1.90%, 11/16/2052	563,862	538,790
Pool 2012-120 A, 1.90%, 02/16/2053	4,337,847	4,152,105

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool 2014-52 A, 1.95%, 09/16/2036	$997,167	$1,002,726
Pool 2013-154 A, 1.95%, 02/16/2044	2,464,768	2,459,047
Pool 2013-155 A, 1.95%, 03/16/2044	6,909,256	6,891,043
Pool 763925, 1.97%, 02/15/2036	2,314,918	2,020,807
Pool 2012-83 AB, 1.98%, 05/16/2045	5,360,535	5,132,760
Pool 2013-176 AB, 2.00%, 11/16/2038	1,481,013	1,487,476
Pool 2013-107 A, 2.00%, 05/16/2040	195,518	194,230
Pool 2013-92 AB, 2.00%, 02/16/2043	1,837,706	1,826,174
Pool 2013-143, 2.00%, 04/16/2043	246,575	246,362
Pool 2013-128 AB, 2.00%, 10/16/2051	4,645,489	4,495,551
Pool 2012-72 AB, 2.03%, 02/16/2046	1,760,004	1,715,409
Pool AA7789, 2.04%, 11/15/2052	12,304,782	10,714,344
Pool 2012-112 AD, 2.09%, 02/16/2053	2,044,970	1,952,204
Pool 2011-10 AB, 2.11%, 02/16/2029	51,333	51,293
Pool 2012-2 AB, 2.11%, 03/16/2037	7,484,168	7,506,261
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	3,410,307	3,252,086
Pool AA8477, 2.15%, 01/15/2035	1,368,063	1,220,095
Pool AA8478, 2.15%, 05/15/2035	395,682	352,697
Pool AA8479, 2.15%, 11/15/2035	819,397	729,858
Pool 2014-67 A, 2.15%, 03/16/2039 (a)	3,875,000	3,886,203
Pool 2014-13 BA, 2.15%, 06/16/2040	5,782,288	5,854,711
Pool 2012-70 AB, 2.18%, 08/16/2052	968,409	935,472
Pool 2011-58 A, 2.19%, 10/16/2033	173,706	174,735
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,070,345
Pool 2014-78 A2, 2.20%, 04/16/2047	4,775,000	4,792,505
Pool 2013-94 AB, 2.20%, 03/16/2054	611,635	592,585
Pool 2011-16 A, 2.21%, 11/16/2034	278,192	279,128
Pool 2011-31 A, 2.21%, 12/16/2035	2,120,960	2,134,876
Pool 2014-75 A, 2.21%, 12/01/2040	2,815,000	2,839,001
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,092,998
Pool AC5324, 2.23%, 09/15/2032	2,969,117	2,684,282
Pool 2012-111 AB, 2.25%, 09/16/2052	17,810,694	17,510,815
Pool 2014-29 AB, 2.30%, 01/16/2041	4,724,891	4,765,043
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	5,500,000	4,959,306
Pool 798583, 2.37%, 08/15/2047	8,339,896	7,601,398
Pool AC3613, 2.39%, 01/15/2048	9,631,594	8,687,469
Pool 2014-15 AD, 2.40%, 08/16/2054	249,110	246,708
Pool 2011-42 AC, 2.41%, 05/16/2030	237,937	237,881
Pool 2011-109 A, 2.45%, 07/16/2032	1,865,385	1,877,213
Pool 2011-78 AB, 2.45%, 02/16/2039	2,863,204	2,902,840
Pool 778465, 2.45%, 09/15/2047	4,705,944	4,305,994
Pool AC9553, 2.47%, 02/15/2048	9,826,882	8,667,471
Pool AE4484, 2.50%, 06/15/2048	5,997,409	5,549,396
Pool 2013-193 AE, 2.50%, 10/16/2054	4,710,766	4,668,600
Pool 2011-161 B, 2.53%, 07/16/2038	2,610,000	2,552,491
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	10,349,114	10,107,380
Pool 591746, 2.63%, 06/15/2048	860,872	790,362
Pool AB8526, 2.65%, 04/15/2054	2,527	2,299
Pool AB8527, 2.65%, 04/15/2054 (a)	2,282,473	2,227,572
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,842,923	2,742,917
Pool 2011-64 AD, 2.70%, 11/16/2038	202,101	203,481
Pool 2012-112 B, 2.70%, 01/16/2053	5,535,000	5,062,123
Pool AA1574, 2.73%, 07/15/2032	2,486,610	2,385,715
Pool AC3668, 2.73%, 04/15/2043	6,798,473	6,440,340
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,981,173

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 779493, 2.79%, 04/15/2052	$587,646	$542,015
Pool AE0829, 2.83%, 02/15/2033	619,007	612,525
Pool 2012-35 A, 2.83%, 10/16/2043	173,869	177,050
Pool 2014-14 AC, 2.84%, 10/16/2046	5,200,278	5,212,099
Pool 2011-6 AC, 2.85%, 12/16/2037	2,900,000	2,956,765
Pool AA2215, 2.87%, 01/15/2054	944,000	948,458
Pool AD6658, 2.97%, 01/15/2036	1,595,410	1,544,555
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	508,435
Pool 2011-143 A, 3.00%, 07/16/2043	7,404,067	7,610,070
Pool 793935, 3.00%, 05/15/2047	1,697,167	1,626,217
Pool 777721, 3.00%, 07/15/2048	2,176,604	2,129,100
Pool San Jose Gardens, 3.05%, 09/01/2035 (a)	3,808,367	3,909,327
Pool 2014-47 AG, 3.09%, 02/16/2048	1,995,441	2,001,531
Pool AE4487, 3.10%, 02/15/2047	730,217	720,099
Pool 2012-9 A, 3.22%, 05/16/2039	1,354,659	1,389,176
Pool 2009-49 A, 3.44%, 06/16/2034	734	734
Pool 2009-60 A, 3.47%, 03/16/2035	419,026	420,143
Pool AE2122, 3.47%, 03/15/2049	4,689,362	4,718,717
Pool 777717, 3.50%, 01/15/2033	1,113,268	1,178,272
Pool 2014-24 C, 3.50%, 10/16/2043	3,875,000	3,819,308
Pool 2014-61 A, 3.50%, 10/16/2054	4,895,295	4,956,442
Pool AD8950, 3.51%, 09/15/2048	3,736,667	3,811,351
Pool AA8513, 3.60%, 03/15/2048	796,916	833,772
Pool AD8931, 3.60%, 07/15/2048	2,523,766	2,622,778
Pool AC6851, 3.62%, 08/15/2048	5,036,676	5,158,899
Pool AC6852, 3.62%, 08/15/2048	5,313,851	5,442,801
Pool AC6853, 3.62%, 08/15/2048	4,949,563	5,069,673
Pool 773174, 3.63%, 03/15/2047	1,386,332	1,417,922
Pool 727108, 3.64%, 02/15/2047	1,350,975	1,382,128
Pool AE9650, 3.65%, 08/15/2048	3,070,182	3,192,377
Pool AG5019, 3.73%, 03/15/2049	5,986,789	6,305,977
Pool AG0850, 3.75%, 11/15/2048	647,285	667,495
Pool 661706, 3.75%, 12/15/2054	2,486,000	2,500,564
Pool AG7484, 3.83%, 03/15/2049	1,481,923	1,560,487
Pool 749013, 3.88%, 10/15/2049	486,939	503,312
Pool 776887, 3.95%, 12/15/2041	1,438,324	1,489,056
Pool 793901, 4.00%, 02/15/2042	400,946	415,576
Pool 768250, 4.01%, 08/15/2052	2,543,631	2,656,903
Pool AF8133, 4.12%, 06/15/2037	1,741,990	1,877,506
Pool 760521, 4.13%, 09/15/2053	9,822,028	10,337,710
Pool 749575, 4.25%, 11/15/2046	4,835,147	5,083,293
Pool 758139, 4.25%, 02/15/2053	194,874	210,633
Pool AF9883, 4.46%, 09/15/2042	4,114,834	4,406,988
Pool 793897, 4.50%, 02/15/2042	295,516	313,713
Pool AH1337, 4.61%, 06/15/2055	1,725,000	1,818,476
Pool 749167, 4.64%, 04/15/2052	2,431,170	2,602,505
Pool AF8136, 4.70%, 04/15/2044	1,374,990	1,481,302
Pool 2008-52 B, 4.75%, 09/16/2032	8,283	8,341
Pool 747075, 4.75%, 10/15/2045	414,643	442,606
Pool AC6885, 4.85%, 08/15/2055	17,600,000	18,758,695
Pool 686520, 4.93%, 10/15/2051	1,196,164	1,278,586
Pool 749165, 4.98%, 06/15/2052	4,352,112	4,678,170
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	67,467	67,608
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	11,882	12,336
Pool 712102, 5.15%, 11/15/2032	517,965	543,927

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool 735994, 5.15%, 08/15/2051	$2,690,551	$2,916,872
Pool 734980, 5.25%, 11/15/2051	1,133,717	1,227,498
Pool 640434, 5.46%, 03/15/2043	326,776	339,055
Pool 664652, 5.65%, 06/15/2042	2,262,768	2,327,301
Pool 653889, 5.88%, 01/15/2043	176,631	182,961
Pool 637911, 6.00%, 07/15/2035	400,364	403,845
Pool 667881, 6.14%, 02/15/2043	470,541	487,614
Pool 636413, 6.25%, 04/15/2036	692,993	705,917
Pool 675582, 6.47%, 10/15/2043	1,428,329	1,498,060
Pool 643896, 6.50%, 06/15/2049	1,309,008	1,372,028
		407,410,845
GNMA Single Family - 5.85%
Pool AD1699, 3.00%, 02/15/2043	5,250,708	5,299,969
Pool 778944, 3.50%, 03/15/2042	922,539	961,112
Pool 779075, 3.50%, 04/15/2042	1,189,860	1,239,609
Pool 779209, 3.50%, 05/15/2042	990,878	1,032,308
Pool 779354, 3.50%, 06/15/2042	1,248,186	1,300,387
Pool AB2735, 3.50%, 08/15/2042	1,227,100	1,278,406
Pool 737576, 4.00%, 11/15/2040	75,926	81,139
Pool 737712, 4.00%, 12/15/2040	1,937,485	2,070,509
Pool 757173, 4.00%, 12/20/2040	584,744	626,100
Pool 737837, 4.00%, 01/15/2041	1,537,032	1,642,561
Pool 759104, 4.00%, 01/15/2041	968,527	1,035,090
Pool 759436, 4.00%, 01/20/2041	344,558	364,706
Pool 759466, 4.00%, 01/20/2041	1,154,204	1,235,851
Pool 759191, 4.00%, 02/15/2041	642,124	686,211
Pool 759301, 4.00%, 02/20/2041	1,012,921	1,084,632
Pool 763042, 4.00%, 04/20/2041	179,346	189,114
Pool 738629, 4.00%, 08/15/2041	1,535,633	1,641,066
Pool 738630, 4.00%, 08/15/2041	882,380	942,962
Pool 770515, 4.00%, 08/15/2041	2,228,220	2,381,205
Pool 738735, 4.00%, 09/15/2041	1,809,013	1,933,217
Pool 738954, 4.00%, 11/15/2041	819,202	875,511
Pool 778766, 4.00%, 01/15/2042	1,397,059	1,492,978
Pool 778847, 4.00%, 02/15/2042	990,576	1,058,587
Pool AF3781, 4.00%, 09/15/2043	2,472,519	2,642,277
Pool AG8734, 4.00%, 12/15/2043	3,103,167	3,316,224
Pool 717198, 4.50%, 06/15/2039	945,423	1,030,469
Pool 714594, 4.50%, 07/15/2039	265,674	290,071
Pool 720208, 4.50%, 07/15/2039	934,495	1,021,164
Pool 726402, 4.50%, 10/15/2039	124,653	136,023
Pool 728954, 4.50%, 12/15/2039	723,365	788,436
Pool 729017, 4.50%, 01/15/2040	1,147,574	1,251,482
Pool 737051, 4.50%, 03/15/2040	653,818	713,821
Pool 737222, 4.50%, 05/15/2040	700,704	765,013
Pool 698160, 4.50%, 07/15/2040	982,946	1,071,954
Pool 748456, 4.50%, 08/15/2040	969,004	1,057,943
Pool 738152, 4.50%, 04/15/2041	1,168,842	1,274,751
Pool 762882, 4.50%, 04/15/2041	776,351	847,652
Pool 738267, 4.50%, 05/15/2041	810,149	883,558
Pool 763543, 4.50%, 05/15/2041	607,184	661,803
Pool 738397, 4.50%, 06/15/2041	2,074,390	2,263,633
Pool 770396, 4.50%, 06/15/2041	769,981	840,044
Pool 783417, 4.50%, 08/20/2041	12,076,605	13,183,717
Pool 688624, 5.00%, 05/15/2038	483,707	534,152

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 411105, 5.00%, 01/15/2039	$260,458	$285,975
Pool 439079, 5.00%, 02/15/2039	313,905	346,792
Pool 646728, 5.00%, 03/15/2039	91,451	100,411
Pool 646750, 5.00%, 04/15/2039	243,280	267,111
Pool 646777, 5.00%, 05/15/2039	267,186	293,565
Pool 720288, 5.00%, 08/15/2039	757,848	836,217
Pool 722944, 5.00%, 08/15/2039	478,330	524,989
Pool 726290, 5.00%, 09/15/2039	1,026,834	1,127,196
Pool 723006, 5.00%, 10/15/2039	709,984	784,188
Pool 726403, 5.00%, 10/15/2039	661,959	729,783
Pool 737055, 5.00%, 03/15/2040	731,823	803,846
Pool 658393, 5.00%, 06/15/2040	810,342	889,795
Pool 783418, 5.00%, 06/20/2040	9,225,795	10,177,061
Pool 684677, 5.50%, 03/15/2038	654,106	728,915
Pool 684802, 5.50%, 04/15/2038	207,531	231,819
Pool 688625, 5.50%, 05/15/2038	294,222	331,019
Pool 2688636, 5.50%, 05/20/2038	393,254	437,909
Pool 690974, 5.50%, 06/15/2038	295,305	329,895
Pool 2690973, 5.50%, 06/20/2038	246,476	274,525
Pool G2 691179, 5.50%, 06/20/2038	500,901	555,052
Pool 693574, 5.50%, 07/15/2038	242,111	269,803
Pool 2409120, 5.50%, 07/20/2038	602,298	677,012
Pool 2700671, 5.50%, 10/20/2038	362,004	403,182
Pool 411116, 5.50%, 01/15/2039	183,018	204,058
Pool 705998, 5.50%, 01/15/2039	138,207	154,095
Pool 684988, 6.00%, 03/20/2038	319,319	357,373
Pool 688626, 6.00%, 05/15/2038	419,574	471,370
Pool 2688637, 6.00%, 05/20/2038	140,741	157,514
Pool 2693900, 6.00%, 07/20/2038	292,180	327,001
Pool 696513, 6.00%, 08/15/2038	200,320	225,048
Pool 696843, 6.00%, 08/20/2038	378,110	428,028
Pool 699255, 6.00%, 09/15/2038	671,581	756,121
Pool 698997, 6.00%, 09/20/2038	649,443	726,844
Pool 705999, 6.00%, 01/15/2039	286,263	321,721
Pool 2706407, 6.00%, 01/20/2039	246,991	276,547
Pool 582048, 6.50%, 01/15/2032	34,091	38,745
Pool 696844, 6.50%, 08/20/2038	250,873	280,498
Pool 698998, 6.50%, 09/20/2038	66,728	69,002
Pool 2706408, 6.50%, 01/20/2039	404,199	452,684
Pool 530199, 7.00%, 03/20/2031	56,854	58,707
		91,738,833
HUD - 0.90%
2011-A, 2.05%, 08/01/2019	800,000	815,965
2010-A, 3.30%, 08/01/2019	5,718,000	6,184,715
Regional, 4.48%, 08/01/2016	2,500,000	2,713,102
0614, 5.51%, 08/01/2020	1,000,000	1,100,179
0620, 5.77%, 08/01/2026	3,000,000	3,254,592
		14,068,553
Small Business Administration - 4.13%
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039	316,092	330,075
Pool 507253, 0.50%, 05/25/2030 (b)	97,421	96,875
Pool 507766, 0.58%, 07/25/2031 (b)	113,432	113,011
Pool 508901, 0.60%, 07/25/2020 (b)	390,840	389,477
Pool 508206, 0.60%, 09/25/2032 (b)	85,009	84,771
Pool 508298, 0.60%, 01/25/2033 (b)	355,831	354,822

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool 508506, 0.63%, 06/25/2033 (b)	$1,009,097	$1,007,411
Pool 508716, 0.82%, 06/25/2034 (b)	1,578,653	1,591,776
Pool 508890, 0.90%, 06/25/2020 (b)	1,077,975	1,080,645
Pool Napoli Granite, 1.13%, 09/27/2022	445,303	459,225
Pool 3169855009, 1.13%, 07/15/2031 (b)	101,636	104,069
Pool 3954135000, 1.25%, 03/24/2017 (b)	45,059	45,531
Pool 4334715001, 1.25%, 01/05/2020 (b)	9,409	9,614
Pool American, 1.25%, 08/30/2022	773,059	805,325
Pool Cleburne, 1.25%, 08/30/2022	514,355	536,968
Pool Dairy Queen, 1.25%, 09/21/2022	177,826	183,440
Pool 5553305001, 1.25%, 11/20/2022	165,073	170,357
Pool 509347, 1.25%, 11/25/2022 (b)	1,349,257	1,363,552
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022	94,524	97,523
Pool Gentleden, 1.25%, 04/10/2023	242,301	248,998
Pool 509392, 1.25%, 07/25/2023 (b)	1,935,707	1,957,152
Pool Juice It Up, 1.25%, 09/19/2023	214,625	221,510
Pool 509409, 1.25%, 09/25/2023 (b)	1,605,732	1,623,703
Pool 3766345007, 1.25%, 09/17/2030 (b)	283,187	292,309
Pool 508969, 1.25%, 09/25/2035 (b)	1,369,324	1,412,990
Pool 4503205003, 1.25%, 01/18/2036 (b)	323,654	335,857
Pool 508994, 1.25%, 01/25/2036 (b)	1,900,851	1,961,546
Pool 509084, 1.25%, 07/25/2036 (b)	2,678,058	2,764,553
Pool 509133, 1.25%, 09/25/2036 (b)	3,395,495	3,505,689
Pool 509225, 1.25%, 04/25/2037 (b)	3,430,707	3,543,459
Pool 509348, 1.25%, 02/25/2038 (b)	2,552,239	2,638,402
Pool 509350, 1.25%, 03/25/2038 (b)	5,148,189	5,321,457
Pool 509391, 1.25%, 06/25/2038 (b)	3,709,728	3,835,329
Pool C-Mai Enterprises, 1.25%, 10/15/2038	370,183	386,930
Pool 509417, 1.25%, 10/25/2038	3,023,019	3,125,405
Pool 509460, 1.25%, 01/25/2039	3,900,166	4,033,546
Pool 509491, 1.25%, 02/25/2039	5,998,221	6,203,139
Pool 3153295002, 2.13%, 07/24/2029 (b)	552,835	566,275
Pool 3046316007, 2.13%, 12/03/2032 (b)	251,175	257,599
Pool Premie, 3.08%, 08/29/2038	759,100	854,642
Pool Animal, 3.33%, 06/04/2023	412,770	455,310
Pool 2604556010, 3.58%, 02/15/2017 (b)	93,236	97,939
Pool Dynamic, 3.58%, 08/05/2023	160,083	177,787
Pool Econolodge, 3.58%, 09/11/2037	893,305	1,027,383
Pool 521984, 3.91%, 10/25/2038 (b)	632,250	718,511
Pool 521967, 4.00%, 06/25/2038 (b)	3,717,322	4,268,281
Pool General, 4.08%, 12/17/2037	839,695	976,464
Pool 521970, 4.09%, 07/25/2038 (b)	1,098,399	1,255,057
Pool TBA, 4.15%, 02/25/2039	138,219	160,285
Pool 522020, 4.19%, 02/25/2026 (b)	490,274	552,453
Pool Joliba, 4.33%, 07/19/2023	345,558	391,912
Pool Schatz, 4.33%, 10/04/2023	32,736	37,097
Pool Valeri, 4.88%, 11/15/2023	81,764	93,488
Pool 7530434005, 5.27%, 06/29/2024	78,396	82,253
Pool 3829225004, 6.08%, 11/05/2020	534,531	563,941
		64,773,118
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	34,524	38,975
2008-20E, 5.49%, 05/01/2028	119,124	131,164
		170,139

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
USDA Loan - 0.03%
Pool USDA Loan, 5.60%, 04/01/2019	$427,549	$474,149
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,235,696,419)		1,232,303,028

MUNICIPAL BONDS - 21.39%
Arkansas - 0.14%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	243,112
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	507,320
3.38%, 10/01/2018	305,000	309,798
3.85%, 10/01/2019	225,000	229,275
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	429,807
3.40%, 11/01/2020	450,000	459,688
		2,179,000
California - 0.60%
California Statewide Communities Development Authority
0.10%, 03/15/2034 (b)	1,650,000	1,650,000
5.30%, 04/01/2016	525,000	533,684
Livermore Redevelopment Agency
0.06%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	575,000	598,063
6.25%, 09/01/2017	250,000	277,480
Napa Community Redevelopment Agency
5.60%, 09/01/2018	430,000	430,383
Sacramento County Housing Authority
0.12%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	170,000	170,105
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,819,840
		9,384,555
Colorado - 0.02%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	342,299	343,258

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	679,391

Delaware - 0.54%
Delaware State Housing Authority
2.65%, 11/01/2041	8,775,000	8,375,737
5.20%, 07/01/2025 (c)	45,000	46,065
		8,421,802
District of Columbia - 0.14%
District of Columbia
3.39%, 06/01/2014	550,000	550,000
3.88%, 06/15/2045	1,615,830	1,616,266
		2,166,266

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Florida - 0.88%
Florida State Housing Finance Corp.
0.08%, 09/15/2032 (b) (c)	$135,000	$135,000
0.08%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	7,235,106	7,116,667
2.80%, 07/01/2041	3,672,144	3,612,031
Hillsborough County Housing Finance Authority
0.08%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	130,000	130,216
Pinellas County Health Facilities Authority
0.06%, 12/01/2024 (b)	235,000	235,000
		13,858,914
Idaho - 0.00%
Idaho State Housing & Finance Association
6.00%, 07/01/2035	10,000	10,250

Illinois - 0.28%
Illinois State Housing Development Authority
0.06%, 08/01/2034 (b) (c)	4,320,000	4,320,000

Indiana - 0.20%
Elkhart Indiana County
0.13%, 09/01/2043 (b)	275,000	275,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	275,065
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	1,370,000	1,371,288
5.69%, 07/01/2037	80,000	81,001
5.90%, 01/01/2037	655,000	675,541
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	530,096
		3,207,991
Iowa - 0.10%
Hawkeye Community College
2.60%, 06/01/2022	245,000	243,057
Iowa State Finance Authority
2.30%, 09/01/2040	1,210,374	1,142,545
Kirkwood Community College
2.50%, 06/01/2017	120,000	125,093
		1,510,695
Kentucky - 1.24%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,241,327
2.55%, 07/01/2020	1,435,000	1,431,972
3.00%, 11/01/2041	11,005,000	10,926,094
4.25%, 07/01/2033	3,490,000	3,600,110
4.78%, 01/01/2015	640,000	653,530
5.75%, 07/01/2037	1,050,000	1,063,167
5.77%, 07/01/2037	395,000	397,184
6.06%, 07/01/2036	140,000	141,021
		19,454,405

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Maine - 0.25%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	$310,000	$313,630
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	999,960
1.44%, 11/15/2017	860,000	855,545
4.00%, 11/15/2024 (c)	1,715,000	1,809,908
		3,979,043
Maryland - 0.48%
Maryland State Community Development Administration
2.36%, 09/01/2018	150,000	153,028
2.49%, 03/01/2019	450,000	458,690
4.00%, 09/01/2025	4,060,000	4,135,719
6.07%, 09/01/2037	1,510,000	1,541,378
Montgomery County
4.00%, 05/01/2016	1,175,000	1,243,068
		7,531,883
Massachusetts - 0.96%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	810,500
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	806,693
1.66%, 12/01/2018	845,000	823,698
1.80%, 06/01/2019	870,000	845,605
1.93%, 12/01/2019	895,000	865,635
2.06%, 06/01/2020	915,000	884,229
2.06%, 12/01/2020	400,000	382,312
2.21%, 06/01/2018	210,000	210,764
2.31%, 12/01/2018	330,000	331,010
2.51%, 06/01/2019	160,000	160,854
2.61%, 12/01/2019	600,000	600,180
3.09%, 06/01/2020	200,000	203,638
3.19%, 12/01/2020	315,000	320,418
4.71%, 12/01/2037	1,995,000	1,969,524
5.21%, 12/01/2016	1,360,000	1,424,573
5.54%, 12/01/2025	1,720,000	1,723,216
5.84%, 12/01/2036	695,000	696,390
5.96%, 06/01/2017	760,000	812,972
6.50%, 12/01/2039	1,180,000	1,228,120
		15,100,331
Michigan - 0.18%
Michigan State Housing Development Authority
0.06%, 06/01/2038 (b) (c)	2,760,000	2,760,000

Minnesota - 0.06%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	130,000	131,623
6.30%, 07/01/2023	805,000	825,568
		957,191
Mississippi - 0.20%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,010,680
1.90%, 12/01/2019	145,000	144,085
		3,154,765

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2041	$445,000	$439,242
4.15%, 09/25/2025	99,063	99,419
		538,661
Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,965

New Hampshire - 0.10%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,265,000	1,316,650
5.70%, 01/01/2035	310,000	316,169
		1,632,819
New Jersey - 0.74%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	269,252
3.38%, 09/01/2025	280,000	281,683
4.00%, 09/01/2028	195,000	198,732
New Jersey State Housing & Mortgage Finance Agency
1.54%, 11/01/2014	100,000	99,982
1.90%, 11/01/2015	135,000	135,318
2.13%, 11/01/2016	145,000	144,806
2.38%, 11/01/2017	80,000	80,046
2.69%, 11/01/2018	90,000	89,536
2.99%, 11/01/2019	100,000	99,008
3.27%, 11/01/2020	100,000	99,118
3.57%, 11/01/2021	70,000	69,250
3.72%, 11/01/2022	125,000	123,175
4.57%, 11/01/2027	900,000	874,512
4.89%, 11/01/2032	1,435,000	1,383,828
5.09%, 11/01/2043	4,785,000	4,614,463
5.93%, 11/01/2028	1,625,000	1,675,521
6.13%, 11/01/2037	1,315,000	1,351,702
		11,589,932
New Mexico - 0.23%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	1,096,282	1,028,916
5.42%, 01/01/2016	90,000	93,437
6.15%, 01/01/2038	385,000	388,288
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	2,000,000	2,056,580
		3,567,221
New York - 6.66%
New York City Housing Development Corp.
0.70%, 11/01/2014	1,000,000	999,640
0.80%, 05/01/2015	500,000	499,640
0.80%, 05/01/2015	2,700,000	2,697,381
0.90%, 11/01/2015	1,205,000	1,203,205
0.95%, 11/01/2014	580,000	579,925
1.00%, 11/01/2015	500,000	499,440
1.03%, 05/01/2015	500,000	500,225
1.10%, 05/01/2015	715,000	716,030
1.11%, 05/01/2016	1,570,000	1,569,906

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
1.15%, 02/01/2016	$210,000	$210,328
1.16%, 11/01/2015	605,000	605,417
1.16%, 05/01/2017	910,000	912,466
1.17%, 05/01/2016	900,000	901,017
1.25%, 11/01/2015	800,000	801,784
1.29%, 05/01/2016	615,000	617,085
1.31%, 11/01/2016	1,595,000	1,594,888
1.31%, 11/01/2016	1,205,000	1,205,000
1.34%, 08/01/2016	500,000	501,485
1.40%, 05/01/2016	655,000	658,576
1.44%, 11/01/2016	500,000	501,535
1.44%, 05/01/2017	1,215,000	1,217,928
1.54%, 02/01/2017	515,000	516,746
1.57%, 11/01/2016	700,000	704,214
1.59%, 05/01/2017	785,000	790,244
1.59%, 11/01/2017	1,225,000	1,225,196
1.71%, 08/01/2015	1,630,000	1,641,932
1.73%, 05/01/2017	780,000	788,307
1.73%, 08/01/2017	730,000	737,409
1.74%, 05/01/2018	1,240,000	1,237,892
1.75%, 11/01/2017	550,000	553,542
1.87%, 11/01/2018	1,255,000	1,258,238
1.90%, 05/01/2018	815,000	818,521
1.91%, 02/01/2016	1,655,000	1,667,909
1.91%, 11/01/2017	750,000	758,677
2.01%, 05/01/2019	1,270,000	1,263,853
2.04%, 11/01/2018	805,000	812,857
2.08%, 05/01/2018	760,000	768,421
2.11%, 08/01/2016	1,665,000	1,681,800
2.14%, 08/01/2018	1,145,000	1,160,755
2.21%, 05/01/2019	750,000	754,297
2.26%, 11/01/2018	630,000	641,863
2.30%, 05/01/2016	2,130,000	2,177,712
2.31%, 02/01/2017	1,685,000	1,711,724
2.36%, 11/01/2019	800,000	803,040
2.43%, 05/01/2019	720,000	731,477
2.50%, 11/01/2016	2,160,000	2,220,739
2.51%, 08/01/2017	1,710,000	1,741,960
2.51%, 11/01/2020	1,500,000	1,490,115
2.59%, 11/01/2019	820,000	832,456
2.71%, 02/01/2018	1,730,000	1,758,718
2.74%, 05/01/2020	740,000	752,832
2.77%, 11/01/2021	2,265,000	2,246,676
2.79%, 05/01/2017	2,195,000	2,284,512
2.91%, 08/01/2018	1,750,000	1,787,905
3.11%, 02/01/2019	1,775,000	1,813,872
3.26%, 08/01/2019	1,805,000	1,902,578
3.43%, 02/01/2020	1,830,000	1,879,904
3.58%, 08/01/2020	965,000	993,371
3.67%, 11/01/2015	615,000	625,578
4.97%, 05/01/2019	1,995,000	2,180,296
5.27%, 08/01/2035	1,000,000	1,060,640
5.63%, 11/01/2024	3,250,000	3,583,320
New York State Dormitory Authority
1.50%, 07/01/2014	275,000	275,198

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
New York State Energy Research & Development Authority
2.99%, 07/01/2021	$935,000	$959,263
New York State Housing Finance Agency
0.05%, 05/15/2037	2,600,000	2,600,000
0.07%, 11/01/2030 (b) (c)	5,765,000	5,765,000
0.65%, 05/01/2015	2,145,000	2,144,614
0.95%, 05/01/2016	1,180,000	1,175,115
1.40%, 05/01/2017	930,000	926,699
1.50%, 11/01/2017	935,000	931,138
4.90%, 08/15/2025 (c)	250,000	255,860
5.05%, 08/15/2039 (c)	1,370,000	1,389,536
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	995,440
1.23%, 10/01/2015	700,000	704,417
1.59%, 04/01/2018	2,000,000	1,988,740
1.66%, 04/01/2017	950,000	957,999
1.82%, 10/01/2017	960,000	967,891
1.97%, 04/01/2018	970,000	978,119
2.12%, 10/01/2018	980,000	989,447
2.28%, 04/01/2019	995,000	1,003,885
2.43%, 10/01/2019	1,005,000	1,012,879
2.88%, 04/01/2021	1,040,000	1,047,187
3.40%, 10/01/2022	3,315,000	3,378,051
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	501,225
		104,302,702
North Carolina - 0.54%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	7,500,000	7,598,325
3.06%, 01/01/2020	305,000	308,294
3.41%, 07/01/2022	310,000	313,323
4.01%, 01/01/2026	260,000	262,923
		8,482,865
Ohio - 0.03%
Ohio State
7.75%, 12/01/2015	130,000	131,593
Ohio State Housing Finance Agency
5.47%, 09/01/2025	345,000	345,483
		477,076
Oregon - 0.04%
Portland
4.62%, 06/15/2018	325,000	341,006
6.03%, 06/15/2018	250,000	269,630
		610,636
Pennsylvania - 0.78%
Commonwealth Financing Authority
1.49%, 06/01/2017	165,000	166,096
3.08%, 06/01/2023	500,000	486,165
4.86%, 06/01/2018	50,000	55,817
4.97%, 06/01/2016	190,000	190,726
5.02%, 06/01/2016	5,925,000	6,418,078
5.17%, 06/01/2017	600,000	669,510
5.41%, 06/01/2022	500,000	584,440
6.39%, 06/01/2024	225,000	272,036

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pennsylvania Housing Finance Agency
0.06%, 10/01/2034 (b) (c)	$605,000	$605,000
Pennsylvania State Housing Finance Agency
1.25%, 07/01/2015	2,510,000	2,510,527
5.84%, 04/01/2037	210,000	210,697
		12,169,092
Rhode Island - 0.04%
Rhode Island State Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	579,502

South Carolina - 0.28%
North Charleston
0.07%, 12/01/2018 (b)	1,320,000	1,320,000
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2034	2,365,000	2,442,714
5.15%, 07/01/2037 (c)	590,000	614,491
		4,377,205
Texas - 1.31%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	480,440
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	9,165,000	9,143,462
Texas State Department of Housing & Community Affairs
0.09%, 07/15/2040 (b) (c)	3,100,000	3,100,000
0.12%, 09/01/2036 (b)	855,000	855,000
2.88%, 07/01/2041	7,030,000	6,956,185
		20,535,087
Utah - 1.14%
Utah State Housing Corp.
2.05%, 01/01/2043	3,685,000	3,597,665
2.15%, 01/01/2043	5,922,000	5,858,871
2.20%, 07/01/2041	6,180,000	5,801,599
6.32%, 01/01/2028	1,665,000	1,693,455
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	577,594
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	108,405
4.40%, 05/01/2026	200,000	217,350
		17,854,939
Virginia - 1.97%
Arlington County Industrial Development Authority
0.17%, 02/01/2016 (b)	740,000	740,000
1.99%, 12/15/2020	1,290,000	1,255,802
Salem Industrial Development Authority
0.06%, 08/15/2043 (b)	600,000	600,000
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	999,120
1.65%, 10/01/2018	500,000	492,370
2.77%, 03/01/2018	2,000,000	2,052,380
3.25%, 08/25/2042	2,386,567	2,301,605
4.25%, 10/25/2043	1,478,390	1,550,314
4.30%, 12/25/2043	2,966,793	3,116,735

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
4.68%, 08/01/2014	$2,530,000	$2,548,115
5.28%, 03/01/2028	320,000	340,928
5.50%, 06/25/2034 (a)	2,775,853	2,775,853
5.50%, 03/25/2036 (a)	2,339,641	2,467,956
5.70%, 11/01/2022	1,250,000	1,346,938
5.97%, 11/01/2024	1,405,000	1,515,658
6.25%, 11/01/2029	4,365,000	4,729,172
6.32%, 08/01/2019	1,755,000	2,040,679
		30,873,625
Washington - 0.28%
King County Housing Authority
6.38%, 12/31/2046	4,255,000	4,377,884

West Virginia - 0.91%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,267
0.94%, 05/01/2016	250,000	249,200
1.04%, 11/01/2016	250,000	248,170
1.23%, 05/01/2017	250,000	247,627
1.68%, 05/01/2019	250,000	242,535
1.95%, 05/01/2020	250,000	241,368
2.05%, 11/01/2020	325,000	312,595
2.30%, 11/01/2021	500,000	476,400
2.71%, 11/01/2017	1,520,000	1,575,693
2.81%, 05/01/2018	1,900,000	1,964,011
2.91%, 11/01/2018	1,500,000	1,551,240
3.12%, 05/01/2019	2,015,000	2,092,275
3.22%, 11/01/2019	2,415,000	2,502,713
3.32%, 05/01/2020	1,510,000	1,566,972
3.42%, 11/01/2020	740,000	767,839
		14,287,905
TOTAL MUNICIPAL BONDS (Cost $333,139,799)		335,281,856

MISCELLANEOUS INVESTMENTS - 0.14%
Community Reinvestment Revenue Note, 4.68%, 08/01/2035 (a) (d)	136,560	134,879
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	1,921,171	1,977,356
TOTAL MISCELLANEOUS INVESTMENTS (Cost $2,086,089)		2,112,235

CERTIFICATES OF DEPOSIT - 0.10%
Industrial Bank
0.20%, 06/05/2014	250,000	250,000
Self Help Federal Credit Union
0.25%, 11/21/2014	250,000	250,000
0.55%, 08/23/2014	250,000	250,000
Urban
0.17%, 06/05/2014	750,000	750,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,000)		1,500,000

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Shares	Value
SHORT-TERM INVESTMENT - 2.18%
Money Market Fund - 2.18%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	34,230,642	$34,230,642
TOTAL SHORT-TERM INVESTMENT (Cost $34,230,642)		34,230,642

Total Investments (Cost $1,612,771,338) - 102.87%		1,612,146,369
Liabilities in Excess of Other Assets, Net - (2.87)%		(44,841,866)
NET ASSETS - 100.00%		$1,567,304,503

Footnotes

The following information for the Fund is presented on an income tax basis as of May 31, 2014:

Cost of Investments	$1,612,798,140
Gross Unrealized Appreciation	27,246,951
Gross Unrealized Depreciation	(27,898,722)
Net Unrealized Depreciation	$(651,771)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor, in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2014 is $41,605,926, which represents 2.65% of total net assets.

(b)	Variable rate security. The coupon rate shown is the effective rate as of May 31, 2014.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2014, these securities amounted to $2,112,235, which represents 0.14% of total net assets.

(e)	The rate shown is the 7-day effective yield as of May 31, 2014.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

27

Statement of Assets and Liabilities as of May 31, 2014

Assets:
Investments, at fair value (identified cost — $1,612,771,338)	$1,612,146,369
Cash	10,612
Receivables:
Investment securities sold	9,809,625
Interest	5,882,475
Capital shares sold	219,828
Prepaid expenses	111,016
Total Assets	$1,628,179,925
Liabilities:
Payables:
Investment securities purchased	$57,742,469
Distributions to Shareholders	1,674,461
Advisory fees due to Advisor	393,910
Distribution 12b-1 fees	295,703
Shareholder servicing fees	233,585
Capital shares redeemed	188,887
Administration fees	77,541
Chief Compliance Officer fees	25,275
Trustees' fees	1,352
Other accrued expenses	242,239
Total Liabilities	$60,875,422
Net Assets:	$1,567,304,503
Net Assets consist of:
Paid-in capital	$1,580,797,740
Undistributed net investment income	8,335
Accumulated net realized loss on investments	(12,876,603)
Net unrealized depreciation on investments	(624,969)
Net Assets	$1,567,304,503
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 129,012,097 shares outstanding)	$1,380,547,840
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 14,182,511 shares outstanding)	$151,654,116
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,285,220 shares outstanding)	$35,102,547
Net Asset Value, offering and redemption price per share — CRA Shares	$10.70
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.69
Net Asset Value, offering and redemption price per share — Retail Shares	$10.68

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the fiscal year ended May 31, 2014

Investment Income:
Interest	$43,908,463
Dividends	3,782
Total investment income	43,912,245
Expenses:
Investment advisory fees	4,636,991
Distribution fees — CRA Shares	3,368,200
Distribution fees — Retail Shares	93,692
Special administrative services fees — CRA Shares	2,694,589
Shareholder servicing fees — Retail Shares	37,477
Accounting and administration fees	912,814
Professional fees	567,634
Trustees' fees	294,615
Insurance expense	202,239
Transfer agent fees	197,046
Custodian fees	185,408
Chief Compliance Officer fees	168,833
Registration and filing expenses	110,584
Printing fees	61,600
Other	162,243
Net expenses	13,693,965
Net investment income	30,218,280
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(9,430,552)
Net change in unrealized appreciation (depreciation) on investments	(14,230,429)
Net realized and unrealized loss on investments	(23,660,981)
Net increase in net assets resulting from operations:	$6,557,299

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Operations:
Net investment income	$30,218,280	$30,043,810
Net realized gain (loss) on investments	(9,430,552)	12,211,129
Net change in unrealized depreciation on investments	(14,230,429)	(42,932,999)
Net increase (decrease) in net assets resulting from operations	6,557,299	(678,060)
Distributions to shareholders from:
Net investment income
CRA Shares	(28,390,526)	(27,849,593)
Institutional Shares	(4,072,484)	(4,954,953)
Retail Shares	(820,771)	(908,611)
Net capital gains
CRA Shares	(2,994,835)	(7,506,783)
Institutional Shares	(331,990)	(1,144,072)
Retail Shares	(80,122)	(230,515)
Total distributions	(36,690,728)	(42,594,527)
Capital share transactions:
CRA Shares
Shares issued	184,117,239	195,852,565
Shares reinvested	10,255,262	12,838,455
Shares redeemed	(80,916,381)	(27,944,701)
	113,456,120	180,746,319
Institutional Shares
Shares issued (a)	30,906,283	95,852,094
Shares reinvested	3,570,018	4,370,432
Shares redeemed	(65,366,217)	(67,723,751)
	(30,889,916)	32,498,775
Retail Shares
Shares issued	9,696,475	19,728,493
Shares reinvested	813,643	1,014,657
Shares redeemed	(15,241,865)	(13,078,231)
	(4,731,747)	7,664,919
Increase in net assets from capital share transactions	77,834,457	220,910,013
Increase in net assets	47,701,028	177,637,426
Net Assets:
Beginning of year	1,519,603,475	1,341,966,049
End of year	$1,567,304,503	$1,519,603,475
Undistributed (distributions in excess of) net investment income	$8,335	$(2,555)

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Continued)

	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013

Share Transactions:
CRA Shares
Shares issued	17,209,809	17,471,334
Shares reinvested	964,065	1,149,212
Shares redeemed	(7,608,085)	(2,503,886)
Increase in shares	10,565,789	16,116,660
CRA Shares outstanding at beginning of year	118,446,308	102,329,648
CRA Shares at end of year	129,012,097	118,446,308
Institutional Shares
Shares issued (a)	2,900,803	8,566,770
Shares reinvested	335,851	391,572
Shares redeemed	(6,133,419)	(6,068,068)
Increase/(decrease) in shares	(2,896,765)	2,890,274
Institutional Shares outstanding at beginning of year	17,079,276	14,189,002
Institutional Shares at end of year	14,182,511	17,079,276
Retail Shares
Shares issued	911,878	1,768,108
Shares reinvested	76,623	90,988
Shares redeemed	(1,432,227)	(1,175,073)
Increase/(decrease) in shares	(443,726)	684,023
Retail Shares outstanding at beginning of year	3,728,946	3,044,923
Retail Shares at end of year	3,285,220	3,728,946

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Net Asset Value, Beginning of Year	$10.91	$11.23	$10.91	$10.86	$10.63
Investment Operations:
Net investment income(a)	0.20	0.22	0.29	0.34	0.40
Net realized and unrealized gain (loss) on investments(a)	(0.17)	(0.22)	0.41	0.06	0.23
Total from investment operations	0.03	—	0.70	0.40	0.63
Distributions from:
Net investment income	(0.22)	(0.25)	(0.31)	(0.35)	(0.40)
Net capital gains	(0.02)	(0.07)	(0.07)	—	—
Total distributions	(0.24)	(0.32)	(0.38)	(0.35)	(0.40)
Net Asset Value, End of Year	$10.70	$10.91	$11.23	$10.91	$10.86
Total return	0.37%	(0.09)%	6.51%	3.79%	6.01%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,380,547	$1,292,720	$1,148,680	$960,112	$816,486
Ratio of expenses to average net assets
Before fee waiver	0.94%	0.93%	0.94%	0.95%	0.95%
After fee waiver	0.94%	0.93%	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	1.91%	1.97%	2.63%	3.16%	3.70%
Portfolio turnover rate	27%	28%	32%	40%	31%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Net Asset Value, Beginning of Year	$10.91	$11.22	$10.90	$10.85	$10.62
Investment Operations:
Net investment income(a)	0.25	0.27	0.34	0.39	0.45
Net realized and unrealized gain (loss) on investments(a)	(0.18)	(0.21)	0.41	0.06	0.23
Total from investment operations	0.07	0.06	0.75	0.45	0.68
Distributions from:
Net investment income	(0.27)	(0.30)	(0.36)	(0.40)	(0.45)
Net capital gains	(0.02)	(0.07)	(0.07)	—	—
Total distributions	(0.29)	(0.37)	(0.43)	(0.40)	(0.45)
Net Asset Value, End of Year	$10.69	$10.91	$11.22	$10.90	$10.85
Total return	0.83%	0.45%	6.99%	4.25%	6.49%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$151,654	$186,257	$159,159	$97,757	$49,854
Ratio of expenses to average net assets
Before fee waiver	0.48%	0.48%	0.49%	0.51%	0.50%
After fee waiver	0.48%	0.48%	0.49%	0.51%	0.50%
Ratio of net investment income to average net assets	2.36%	2.42%	3.07%	3.60%	4.14%
Portfolio turnover rate	27%	28%	32%	40%	31%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Retail Shares
	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010
Net Asset Value, Beginning of Year	$10.89	$11.21	$10.89	$10.84	$10.62
Investment Operations:
Net investment income(a)	0.21	0.23	0.30	0.35	0.41
Net realized and unrealized gain (loss) on investments(a)	(0.17)	(0.22)	0.41	0.07	0.22
Total from investment operations	0.04	0.01	0.71	0.42	0.63
Distributions from:
Net investment income	(0.23)	(0.26)	(0.32)	(0.37)	(0.41)
Net capital gains	(0.02)	(0.07)	(0.07)	—	—
Total distributions	(0.25)	(0.33)	(0.39)	(0.37)	(0.41)
Net Asset Value, End of Year	$10.68	$10.89	$11.21	$10.89	$10.84
Total return	0.57%	0.01%	6.62%	3.90%	6.04%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$35,103	$40,624	$34,128	$28,729	$21,376
Ratio of expenses to average net assets
Before fee waiver	0.83%	0.83%	0.84%	0.85%	0.85%
After fee waiver	0.83%	0.83%	0.84%	0.85%	0.85%
Ratio of net investment income to average net assets	2.01%	2.07%	2.73%	3.26%	3.79%
Portfolio turnover rate	27%	28%	32%	40%	31%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements May 31, 2014

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At May 31, 2014, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $41,605,926.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

35

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2014.

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,718,608	$–	$6,718,608
U.S. Government & Agency Obligations	—	1,196,075,790	36,227,238	1,232,303,028
Municipal Bonds	—	330,038,047	5,243,809	335,281,856
Miscellaneous Investments	—	1,977,356	134,879	2,112,235
Certificates of Deposit	—	1,500,000	–	1,500,000
Short-Term Investment	34,230,642	–	–	34,230,642
Total Investments in Securities	$34,230,642	$1,536,309,801	$41,605,926	$1,612,146,369

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

36	The Community Reinvestment Act Qualified Investment Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2013	$41,145,074
Accrued discounts/premiums	(3,037)
Realized gain/(loss)	2,370,666
Change in appreciation/(depreciation)	160,333
Purchases	(4,566,484)
Sales	(774,063)
Amortization sold	(3,479)
Transfer into Level 3	—
Transfer out of Level 3	(2,101,772)
Ending balance as of May 31, 2014	$36,227,238
Change in unrealized losses included in earnings related to securities still held at reporting date	$(250,680)

Municipal Bonds
Beginning Balance as of June 1, 2013	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	—
Amortization sold	—
Transfer into Level 3	5,243,809
Transfer out of Level 3	—
Ending balance as of May 31, 2014	$5,243,809
Change in unrealized gains included in earnings related to securities still held at reporting date	$219,464

37

Investments in Miscellaneous Investments
Beginning Balance as of June 1, 2013	$244,007
Accrued discounts/premiums	—
Realized gain/(loss)	1,680
Change in appreciation/(depreciation)	—
Purchases	—
Sales	(110,808)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2014	$134,879
Change in unrealized losses included in earnings related to securities still held at reporting date	$(3,697)

For the fiscal year ended May 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2014, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For the fiscal year ended May 31, 2014, there have been no significant changes to the Fund’s fair value methodologies.

38	The Community Reinvestment Act Qualified Investment Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2014. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset Backed Securities	$134,879	Matrix Pricing	Remaining average life	0.50 years
			Blended matrix spread to comp treasuries	+696/2 year treasury
			Coupon	4.68%
Ginnie Mae Multifamily - REMIC’s	$3,886,203	Matrix Pricing	Remaining Average Life	2.31 years
			Coupon	2.15%
			Spread to benchmark	N+135
			Offered Quotes variance to Mark	0.21%
Ginnie Mae Multifamily - Project Loans	$6,136,899	Matrix Pricing	Structure	1-21 year amortization, 1-40 year amortization, both 1 year hard lock-out with 9% declining prepay penalty
			Remaining Average Life	7.95-9.16 (8.56) years
			Coupon	2.65%-3.05% (2.85%)
			Spread to benchmark	N+40-45 (N+42.5)
			Offered Quotes variance to Mark	0.79%-1.00% (0.90%)
Fannie Mae Multifamily	$11,761,487	Matrix Pricing	Structure
All - 30 year amortization, 2-15year balloon 14.5 year yield maintenance, 1-12 year balloon, 11.5 year yield maintnenance and 5 year lock-out, 1-10 year balloon, 9.5 year yield maintenance and 2 year lock-out

			Remaining Average Life	9.4-13 (11.71) years
			Coupon	3.05%-3.82% (3.46%)
			Spread to benchmark	N+50-60 (N+57)
			Offered Quotes variance to Mark	0.20%-1.08% (0.51%)

39

Financial Asset	Fair Value at May 31, 2014	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$14,442,649	Matrix Pricing	Structure	Lockout range 0-10.5 years (4.5 year average lock-out), remaining maturity term range 7-36 years (23 year average maturity range)
			Remaining Average Life	0.23-10.14 (5.01) years
			Coupon	6.00%-7.43% (6.61%)
			Spread to benchmark	E+594 (no prepay) / N+337 w/ avg 5 year lock-out
			Offered Quotes variance to Mark	-0.79-1.79% (0.19%)
Taxable Municipal Bonds	$5,243,809	Matrix Pricing	Remaining Average Life	5.42-6.33 (5.88) years
			Coupon	5.50% (5.50%)
			Spread to benchmark	back 6/32nds/TBA and back 10.39/32nds/TBA - PAR
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific

40	The Community Reinvestment Act Qualified Investment Fund

expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

41

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2014 were as follows:

	Shares	Amount
CRA Shares
Shares issued	17,209,809	$184,117,239
Shares reinvested	964,065	10,255,262
Shares redeemed	(7,608,085)	(80,916,381)
Net Increase	10,565,789	$113,456,120
Institutional Shares
Shares issued (a)	2,900,803	$30,906,283
Shares reinvested	335,851	3,570,018
Shares redeemed	(6,133,419)	(65,366,217)
Net Decrease	(2,896,765)	$(30,889,916)
Retail Shares
Shares issued	911,878	$9,696,475
Shares reinvested	76,623	813,643
Shares redeemed	(1,432,227)	(15,241,865)
Net Decrease	(443,726)	$(4,731,747)

Transactions in shares of the Fund for the fiscal year ended May 31, 2013 were as follows:

	Shares	Amount
CRA Shares
Shares issued	17,471,334	$195,852,565
Shares reinvested	1,149,212	12,838,455
Shares redeemed	(2,503,886)	(27,944,701)
Net Increase	16,116,660	$180,746,319
Institutional Shares
Shares issued (a)	8,566,770	$95,852,094
Shares reinvested	391,572	4,370,432
Shares redeemed	(6,068,068)	(67,723,751)
Net Increase	2,890,274	$32,498,775
Retail Shares
Shares issued	1,768,108	$19,728,493
Shares reinvested	90,988	1,014,657
Shares redeemed	(1,175,073)	(13,078,231)
Net Increase	684,023	$7,664,919

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

42	The Community Reinvestment Act Qualified Investment Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2014, were as follows:

Purchases:
U.S. Government	$411,970,959
Other	70,612,731
Sales and Maturities:
U.S. Government	$357,430,924
Other	47,424,370

At May 31, 2014, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,612,798,140
Gross unrealized appreciation	27,246,951
Gross unrealized depreciation	(27,898,722)
Net depreciation on investments	$(651,771)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2014, the Advisor was entitled to receive advisory fees of $4,636,991.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2014, the Advisor was entitled to receive fees of $2,694,589 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution

43

services and the assumption of related expenses. For the fiscal year ended May 31, 2014, the Fund incurred distribution expenses of $3,368,200 and $93,692 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2015. For the fiscal year ended May 31, 2014, the Fund incurred expenses under the Services Plan of $37,477.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2014 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2014.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2014, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$3,076,391	$(3,076,391)

44	The Community Reinvestment Act Qualified Investment Fund

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2014	Fiscal Year Ended May 31, 2013
Distributions declared from:
Ordinary income	$33,283,901	$34,507,580
Long-term capital gain	3,406,827	8,086,947
Total Distributions	$36,690,728	$42,594,527

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2014, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$2,881,320
Capital loss carryforwards	(3,343,635)
Post-October losses	(9,506,169)
Other temporary differences	(2,872,982)
Unrealized depreciation, net	(651,771)
Accumulated losses, net	$(13,493,237)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2014, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$331,503	$3,012,132	$3,343,635

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

45

Note 7 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2014, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
October 7, 2013	177,726	$1,896,339

During the fiscal year ended May 31, 2013, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
November 27, 2012	96,097	$1,084,938

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

46	The Community Reinvestment Act Qualified Investment Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2014, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

New York, New York
July 29, 2014

47

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2014:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
9.31%	90.69%	100.00%	0.00%	0.00%	0.00%	100.00%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” is reflected as a percentage of ordinary income distribution for calendar year ended 2013. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors. The provision that allows Registered Investment Companies (“RICs”) to pass through interest related dividends expired after December 31, 2013.

(5)
The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distributions for calendar year 2013 that is exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to through short-term capital gain dividends expired after December 31, 2013.

48	The Community Reinvestment Act Qualified Investment Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

49

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 64	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 77	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 78	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 58	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 79	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly; director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 74	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.	N/A	N/A
Barbara R. VanScoy, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 46	Executive Vice President	1/29/11	Co-Founder and Chief Impact Investment Officer, Community Capital Management, Inc. since March 2013; Senior Portfolio Manager, Community Capital Management, Inc. since November 1998.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 42	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A

50	The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
OFFICERS (Continued)
Michelle V. Rogers, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 41	Vice President	1/29/11	Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.	N/A	N/A
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 43	Treasurer	4/1/14
Chief Financial Officer of Community Capital Management, Inc. since July 2014; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.
				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 46	Chief Compliance Officer	12/18/09
President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 54	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

51

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 24-25, 2014, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the Fund’s performance and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 10, 2014 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size.  Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004
Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102
Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.crafund.com

Item 2.  Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.  Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $82,000 and $83,500 for fiscal years ended May 31, 2014 and 2013, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $5,170 and $5,425 for the fiscal years ended May 31, 2014 and 2013, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $7,280 and $3,800 for the fiscal years ended May 31, 2014 and 2013, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2014 and 2013, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2014 and May 31, 2013 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number    0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date:  August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date:  August 8, 2014

By (Signature and Title)*	/s/ James H. Malone
James H. Malone, Treasurer/Principal Financial Officer

Date:  August 8, 2014

*	Print the name and title of each signing officer under his or her signature.